                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

     File No. 33-14567

     Pre-Effective Amendment No.                                    [ ]

     Post-Effective Amendment No. 38                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     File No. 811-5188

     Amendment No. 38                                               [X]

                        (Check appropriate box or boxes.)

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
    ------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor Kansas City, MO 64111
    ------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: May 1, 2004

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on (May 1, 2004) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on (May 1, 2004) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

CLASS IV

VP International Fund

May 1, 2004

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

AN OVERVIEW OF THE FUND.......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

MANAGEMENT....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES..........................................X

MULTIPLE CLASS INFORMATION....................................................X

PERFORMANCE INFORMATION OF OTHER CLASS........................................X

     THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS  OF KEY
INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?
The fund managers look for stocks of growing foreign  companies.  The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The fund's principal risks include
o    MARKET  RISK - The value of the fund's  shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o    PRICE   VOLATILITY  -  The  value  of  the  fund's   shares  may  fluctuate
     significantly in the short term.

o    PRINCIPAL  LOSS - At any given time,  your shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the fund.

o    FOREIGN RISK - The fund invests primarily in foreign securities,  which are generally riskier than U.S. securities.  As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls),  social and economic events
     (such as  labor  strikes  and  rising  inflation),  and  natural  disasters occurring  in a  country  where the fund  invests  could  cause the  fund's investments in that country to experience gains or losses.

o    CURRENCY  RISK  -  Because  the  fund   generally   invests  in  securities
     denominated  in foreign  currencies,  the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

WHO MAY WANT TO INVEST IN THE FUND?
The fund may be a good investment if you are

o    seeking long-term capital growth from your investment

o    seeking  diversification of your investment portfolio through investment in foreign securities

o    comfortable  with the risks  associated  with investing in U.S. and foreign growth securities

o    comfortable with short-term price volatility

WHO MAY NOT WANT TO INVEST IN THE FUND?
The fund may not be a good investment if you are

o    seeking current income from your investment

o    investing for a short period of time

o    uncomfortable  with the risks associated with investing in U.S. and foreign growth securities

o    uncomfortable with short-term volatility in the value of your investment

     AN INVESTMENT  IN THE FUND IS NOT A BANK DEPOSIT,  AND IT IS NOT INSURED OR
GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION  (FDIC) OR ANY OTHER
GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

When Class IV of the fund has investment  results for a full calendar year, this section will feature charts that show Class IV's

o    Annual Total Returns

o    Highest and Lowest Quarterly Returns

o    Average Annual Total Returns,  including a comparison of these returns to a benchmark index

If Class IV had existed during the periods presented, its performance would have been  substantially  similar  to that of Class II  because  each  represents  an investment in the same portfolio of securities.

ANNUAL TOTAL RETURNS
The following bar chart shows the  performance of the fund's Class II shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

VP INTERNATIONAL -- CLASS II

[data for bar chart]

2003         24.36%
2002        -20.57%

The highest and lowest  quarterly  returns for the period  reflected  in the bar chart are:

                                HIGHEST                       LOWEST
--------------------------------------------------------------------------------
VP International                16.06% (3Q 2003)              -19.84% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following  table shows the average  annual total returns of the fund's Class
II shares for the periods  indicated.  The benchmarks are unmanaged indices that have  no  operating  costs  and  are  included  in  the  table  for  performance comparison.  The  S&P  500 is  viewed  as a  broad  measure  of  U.S.  stock performance,  while the Morgan  Stanley  Capital  International  EAFE Index is a
widely followed group of stocks from 20 countries.

                                                                    LIFE
                                                                    OF
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003           1 YEAR      FUND(1)

VP International                                        24.36%      -3.87%

S&P 500 Index                                           28.68%      -1.84%(2)
  (reflects no deduction for fees, expenses or taxes)

Morgan Stanley Capital International EAFE Index         38.59%       3.69%(2)
  (reflects no deduction for fees, expenses or taxes)

1    THE INCEPTION DATE FOR VP INTERNATIONAL CLASS II IS AUGUST 15, 2001.

2    SINCE JULY 31, 2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance does not predict how the fund will perform in the future.

FEES AND EXPENSES

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Class IV shares  have a 1.0%  redemption  fee for shares  that are  redeemed  or exchanged  within  60 days of  purchase.  The  redemption  fee is  charged  as a percentage of the amount redeemed or exchanged. For an explanation of other fees that may be charged, see your separate account prospectus. Shares held more than
60 days are not subject to a redemption fee.

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include  the fees and  expenses  associated  with your  variable  annuity or variable life  insurance  contract.  Had they been  included,  fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                     TOTAL
                                     DISTRIBUTION                    ANNUAL FUND
                        MANAGEMENT   AND SERVICE       OTHER         OPERATING
                        FEE(1)       (12B-1) FEES(2)   EXPENSES(3)   EXPENSES
-------------------------------------------------------------------------------
VP INTERNATIONAL FUND

   Class IV             1.40%            0.25%           0.01%         1.66%
-------------------------------------------------------------------------------

1    THE FUND HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE
     RATE  GENERALLY  DECREASES AS FUND ASSETS  INCREASE  AND  INCREASES AS FUND
     ASSETS DECREASE.

2    THE 12B-1 FEE IS USED TO COMPENSATE  INSURANCE  COMPANIES FOR  DISTRIBUTION
     AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION,  SEE Service Fees and
     Distribution Fees, PAGE X

3    OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing in a fund with the costs of investing in other mutual  funds.  They do not include fees and expenses  associated with your variable annuity or variable life insurance  contract.  Had they been included,  fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you ...

o   invest $10,000 in the fund

o   redeem all of your shares at the end of the periods shown below

o   earn a 5% return each year

o   incur the same operating expenses as shown above

.... your cost of investing in the fund would be:

                              1 YEAR       3 YEARS       5 YEARS       10 YEARS

VP International Fund          $168          $520          $896         $1,950
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?
The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies  that they believe will  increase in value over time.  This  strategy  looks for  companies  with  earnings and revenue  growth.
Ideally,  the fund managers look for companies  whose  earnings and revenues are not only growing, but growing at a successively  faster, or accelerating,  pace.
This  strategy is based on the premise that,  over the long term,  the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

     ACCELERATING  GROWTH IS SHOWN,  FOR EXAMPLE,  BY GROWTH THAT IS FASTER THIS
QUARTER THAN LAST OR FASTER THIS YEAR THAN THE YEAR BEFORE.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their  investment  decisions  based on the business fundamentals of the individual  companies,  rather than on economic forecasts or the outlook for industries or sectors. The managers track financial  information for  thousands of companies to identify  trends in the  companies'  earnings and revenues.  This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain their growth,  and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong  companies with earnings and revenue growth,  the fund  managers  believe that it is important  to diversify  the fund's  holdings across different  countries and geographical  regions in an effort to manage the risks of an  international  portfolio.  For this reason,  the fund managers also consider the prospects for relative  economic growth among countries or regions, economic and political  conditions,  expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks,  regardless of the movement of stock prices generally. When the managers believe  it is  prudent,  the  fund  may  invest  a  portion  of its  assets  in convertible  debt  securities,  equity-equivalent  securities,  forward currency exchange contracts,  short-term  securities,  nonleveraged futures contracts and other similar securities.  Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative  securities to help manage the risk of these types of  investments.  For  example,  the fund managers cannot invest in a derivative  security if it would be possible for the fund to lose  more  money  than  it  invested.  A  complete  description  of the derivatives policy is included in the Statement of Additional Information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?
The fund's  assets will be primarily  invested in  securities of companies in at least three  developed  countries  (excluding the United  States).  The fund can purchase  other  types of  securities  as well,  such as  domestic  and  foreign preferred  stocks,  convertible debt securities,  equity-equivalent  securities, forward currency exchange contracts,  nonleveraged  futures and options,  notes, bonds and other debt  securities of companies,  and  obligations  of domestic or foreign governments and their agencies.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or high-quality,  short-term debt securities denominated in U.S. dollars or another  currency.  To the extent the fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.

In  determining  whether a company is foreign,  the fund  managers will consider various  factors,  including  where  the  company  is  headquartered,  where the company's  principal  operations are located,  where the company's  revenues are derived,  where the principal trading market is located and the country in which the company was legally  organized.  The weight  given to each of these  factors will vary  depending on the  circumstances  in a given case.  The fund considers developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg,
the  Netherlands,  New Zealand,  Norway,  Portugal,  Singapore,  Spain,  Sweden,
Switzerland, the United Kingdom and the United States.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline.  While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of share price volatility.  This volatility can be greater than that of the average stock fund.

The fund is offered only to insurance  companies for the purpose of offering the fund as an investment  option under variable  annuity or variable life insurance contracts.  Although  the fund does not  foresee any  disadvantages  to contract owners  due to the fact that it offers its  shares as an  investment  medium for both  variable  annuity and variable  life  products,  the  interests of various contract  owners  participating  in the fund might, at some time, be in conflict due to  future  differences  in tax  treatment  of  variable  products  or other considerations.  Consequently, the fund's Board of Directors will monitor events in order to identify any  material  irreconcilable  conflicts  that may possibly arise and to determine what action,  if any, should be taken in response to such conflicts.  If a conflict were to occur, an insurance  company  separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?
The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS
The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  two-thirds of the directors are  independent  of the fund's  advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR
The fund's investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street,  Kansas City,  Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a  percentage  of the average net assets of Class IV of the fund. The amount of the management fee is calculated  daily and paid monthly in  arrears,  taking  into  account the average net assets of all classes of the fund. VP International  will pay the advisor a unified  management fee for Class
IV of 1.40% of its pro  rata  share of the  first  $250  million  of the  fund's average net assets,  1.10% of its pro rata share of the next $250 million of the fund's average net assets,  and 1.00% of its pro rata share over $500 million of the fund's average net assets.

Out of that fee, the advisor pays all  expenses of managing  and  operating  the fund  except  brokerage  expenses,  taxes,  interest,  fees and  expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion of the  management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM
The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage  the fund.  The team  meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for the  fund as they  see  fit,  guided  by the  fund's  investment objective  and  strategy.

The portfolio managers on the investment team are identified below.

HENRIK STRABO
Mr. Strabo, Chief Investment  Officer-International  Equities, has been a member of the team that manages VP  International  since the fund's inception on May 1,
1994.  He joined  American  Century  in 1993 as an  Investment  Analyst  and was
promoted to  Portfolio  Manager in April  1994.  He has a  bachelor's  degree in business from the University of Washington.

KEITH CREVELING
Mr. Creveling,  Portfolio Manager, has been a member of the team that manages VP
International since April 2002. He joined American Century in October 1999 as an analyst. Prior to joining American Century, he was an analyst at Fiduciary Trust
Company  International  from September 1996 to September 1999. He has a bachelor of science degree in accounting from Drexel University and an MBA from the Stern
School of Business, New York University. He is a CFA charterholder.

Code of Ethics
American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days.  In addition,  the Code of Ethics  requires  portfolio  managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUND PERFORMANCE
VP International has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment  performance.  Differences in cash flows into the two funds, the size of their  portfolios and specific  investments held by the two funds, as well as the  additional  expenses of the insurance  product,  will cause  performance to differ.

Please  consult  the  separate  account  prospectus  for a  description  of  the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES
Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors may change any other policies and investment strategies.

FEES AND EXPENSES
The fees and expenses set forth herein are those of the fund only;  for the fees and expenses  associated  with your variable  annuity or variable life insurance contract, please consult your insurance product prospectus.

Because  this fund is offered as an  investment  option under  certain  types of
insurance   contracts,   the  insurance   company  offering  the  fund  performs
recordkeeping  and  administrative  services  for fund  shareholders  that would
otherwise  be  performed  by  American   Century's   transfer   agent.  In  some
circumstances,  the advisor will pay the insurance  company a fee for performing those  services.  Also, the advisor or the fund's  distributor may make payments for various  additional  services or other expenses out of their past profits or other  available  sources.  Such  expenses  may include  distribution  services, shareholder services or marketing,  promotional or related expenses.  The amount of any payments  described by this paragraph is determined by the advisor or the distributor and is not paid by you.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES
For  instructions  on how to purchase and redeem shares,  read the prospectus of your insurance  company separate  account.  Your order will be priced at the net asset value next determined  after your request is received in the form required by the insurance  company separate  account.  There are no sales  commissions or redemption  charges unless your shares are redeemed or exchanged  within 60 days after your purchase, as described below. In addition,  certain sales or deferred sales  charges  and other  charges  may apply to the  variable  annuity  or life insurance  contracts.  Those  charges  are  disclosed  in the  separate  account prospectus.

If you  redeem  or  exchange  your  shares  of the fund  within 60 days of their purchase,  you  will pay a  redemption  fee of 1.0% of the  value of the  shares redeemed or exchanged.  The  redemption  fee does not apply to shares  purchased through reinvested  distributions  (dividends and capital gains). The redemption fee is  retained by the fund and helps  cover  transaction  fees and other costs that long-term investors may bear due to short-term trading.

ABUSIVE TRADING PRACTICES
Excessive,  short-term  trading and other abusive trading  practices may disrupt portfolio  management  strategies and harm fund performance.  However,  American
Century cannot identify individual investors who are engaging in abusive trading practices  because the  insurance  company  offering the fund has the  exclusive relationship  with,  and  maintains  the  account  records  of,  the  individual investors in the fund.  Therefore,  American Century  monitors  aggregate trades placed in these insurance company separate accounts, and seeks to work with each insurance  company to  discourage  investors  from  engaging in abusive  trading practices and to impose  restrictions  on the  frequency of  round-trip  trades.
There may be legal and  technological  limitations  on the ability of  insurance companies to impose restrictions on the trading practices of their clients. As a result,  American  Century's  ability to monitor and discourage  abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of time,  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES
We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE
American  Century  determines  the net asset  value  (NAV) of the fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by the fund include, but are not limited to:

     o    for funds investing in foreign  securities,  an event occurs after the
          close  of  the  foreign   exchange  on  which  a  portfolio   security
          principally  trades,  but  before the close of the  Exchange,  that is likely to have changed the value of the security

     o    a debt security has been declared in default

     o    trading in a security has been halted during the trading day

     o    the demand for the  security (as  reflected by its trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures adopted by a fund's board.

Trading of  securities  in  foreign  markets  may not take  place  every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in good order.

DISTRIBUTIONS
Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the fund will not be  subject  to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  capital  gains realized by a fund on the sale of its investment securities.  The fund generally pays  distributions  from net income and CAPITAL  GAINS,  if any, once a year in
March. The fund may make more frequent  distributions,  if necessary,  to comply with Internal Revenue Code provisions.

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL  ASSETS,  SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions,  when they are declared, starting on the next  business day after your  purchase is  effective.  For example,  if you purchase shares on a day that a distribution  is declared,  you will not receive that  distribution.  If you redeem  shares,  you will  receive any  distribution declared on the day you redeem.  If you redeem all shares,  we will  include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders  agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES
Consult  the  prospectus  of  your  insurance  company  separate  account  for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American  Century offers four classes of the fund: Class I (the original class),
Class II,  Class III and Class IV. The shares  offered  by this  Prospectus  are
Class IV shares. All classes are offered  exclusively to insurance  companies to fund their  obligations  under the variable  annuity and variable life contracts purchased by their clients.

Class II and Class IV have the same fees and expenses, with one exception. Class
IV shares have a 1.0%  redemption  fee for shares that are redeemed or exchanged within 60 days of purchase.  The other classes have  different fees and expenses than the class offered by this prospectus.  The difference in the fee structures
between  the  classes  is  the  result  of  their  separate   arrangements   for
distribution services and not the result of any difference in amounts charged by the  advisor  for  core  investment  advisory  services.  Accordingly,  the core investment  advisory expenses do not vary by class.  Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus,  call us at 1-800-378-9878.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting that class;  and (d) each class may have different exchange privileges.

SERVICE FEES
Insurance  companies  selling Class IV shares of the fund perform  recordkeeping and administrative  services for their clients that would otherwise be performed by American  Century's transfer agent. In some  circumstances,  American Century will pay the service provider a fee for performing those services. Such payments are made by American Century out of the unified fee it receives from the fund.

DISTRIBUTION FEES
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The fund's Class IV shares have a 12b-1 Plan.  Under the Plan, the fund's  Class IV pays an annual fee of 0.25% of Class IV average  net assets for distribution  services. The advisor, as paying agent for the fund, pays all or a portion  of such  fees to the  insurance  companies  that  make  Class IV shares available.  Because  these fees are paid out of the fund's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment  and may cost  you  more  than  paying  other  types of  sales  charges.  For  additional information  about the Plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER
DISTRIBUTION PLAN in the Statement of Additional Information.

PERFORMANCE INFORMATION OF OTHER CLASS

The following  financial  information is provided to show the performance of the fund's Class II shares. The only difference between Class II and Class IV is the
1.0% redemption fee for Class IV shares that are redeemed or exchanged within 60 days of purchase.  If Class IV would have existed during the periods  presented, its performance would have been substantially similar to that of Class II.

The table on the next page itemizes what contributed to the changes in the Class
II share price  during the period.  It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

The table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited by  Deloitte  &  Touche  LLP, independent  auditors.  Their  Independent  Auditors'  Report and the  financial statements  are included in the fund's Annual  Report,  which is available  upon request.

VP INTERNATIONAL FUND
Class II

INFORMATION TO COME

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS
Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  by contacting the insurance  company from  which  you  purchased  the fund or  American  Century  at the  address  or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at www.sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575
0404
SH-PRSxxxxx

Your
American Century Investments
prospectus

CLASS I

VP Mid Cap Value Fund

May 1, 2004

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES
OR DETERMINED IF THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.

American Century
Investment Services, Inc.

AN OVERVIEW OF THE FUND........................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

MANAGEMENT.....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES...........................................X

MULTIPLE CLASS INFORMATION.....................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?
VP  Mid  Cap  Value  seeks  long-term  capital  growth.  Income  is a  secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting  stocks for VP Mid Cap Value,  the fund managers look for companies whose stock price is less than they  believe the company is worth.  The managers attempt to  purchase  the stocks of these  undervalued  companies  and hold them until  their  stock  price has  increased  to, or is  higher  than,  a level the managers believe more accurately  reflects the fair value of the company. A more detailed  description  of the fund's  investment  strategies and risks begins on page x.

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the individual securities the fund owns will go up and down based on the performance of the companies that issued them,  general market and economic conditions, and investor confidence. At any given time, your shares  may be worth  more or less than the  price  you paid for them.  In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

WHO MAY WANT TO INVEST IN THE FUND?
The fund may be a good investment if you are

o    seeking long-term capital growth and income from your investment

o    comfortable with the risks associated with the fund's investment strategies

o    comfortable with the fund's short-term price volatility

o    investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?
The fund may not be a good investment if you are

o    investing for a short period of time

o    not seeking income from an equity investment

o    uncomfortable with short-term volatility in the value of your investment

o    uncomfortable   with  the  risks  associated  with  the  fund's  investment strategies

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Because the fund is new, its performance history is not available as of the date of this  prospectus.  When the fund has  investment  results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest quarterly returns and average annual returns.

FEES AND EXPENSES

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include  the fees and  expenses  associated  with your  variable  annuity or variable life  insurance  contract.  Had they been  included,  fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                    TOTAL
                                    DISTRIBUTION                    ANNUAL FUND
                       MANAGEMENT   AND SERVICE       OTHER         OPERATING
                       FEE          (12B-1) FEES      EXPENSES(1)   EXPENSES
--------------------------------------------------------------------------------
VP MID CAP VALUE

   Class I              1.00%           None            0.00%         1.00%
--------------------------------------------------------------------------------

1    OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. They do not include fees and expenses  associated with your variable annuity or variable life insurance  contract.  Had they been included,  fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you...

o   invest $10,000 in the fund

o   redeem all of your shares at the end of the periods shown below

o   earn a 5% return each year

o   incur the same operating expenses as shown above

.... your cost of investing in the fund would be:

                           1 YEAR        3 YEARS       5 YEARS         10 YEARS
--------------------------------------------------------------------------------
VP MID CAP VALUE

   Class I                  $102          $318          $551            $1,219
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?
The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?
The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for  companies  that are  temporarily  out of favor in the market.  The managers attempt to  purchase  the stocks of these  undervalued  companies  and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been overlooked by the market.  To identify these companies,  the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected  accurately  in the  companies'  stock prices or may be outside the companies' historical ranges.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index,  excluding the largest 100 such  companies.  The fund managers  intend to manage the fund so that its  weighted  capitalization  falls within the capitalization range of the members of the Russell Mid Cap Index.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market  conditions,  they  intend  to keep at  least  65% of the  fund's  assets invested in U.S. equity securities at all times. When the managers believe it is prudent,  the fund may  invest a  portion  of its  assets  in  convertible  debt securities, equity-equivalent securities, foreign securities, debt securities of companies,  debt  obligations of governments  and their  agencies,  nonleveraged futures contracts and other similar  securities.  Futures  contracts,  a type of derivative  security,  can help the  fund's  cash  assets  remain  liquid  while performing more like stocks.  The fund has a policy governing  futures contracts and  similar  derivative  securities  to help  manage the risk of these types of investments.  For  example,  the fund  managers  cannot  invest in a  derivative security  if it  would  be  possible  for the fund to lose  more  money  than it invested.  A complete  description of the derivatives  policy is included in the
Statement of Additional Information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or  short-term  debt  securities.  To the  extent  the  fund  assumes  a defensive position it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline,  even if stock prices  generally are  increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets  primarily in U.S.
stocks,  the fund  may  invest  in  securities  of  foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

The fund is offered only to insurance  companies for the purpose of offering the fund as an investment  option under variable  annuity or variable life insurance contracts.  Although  the fund does not  foresee any  disadvantages  to contract owners  due to the fact that it offers its  shares as an  investment  medium for both  variable  annuity and variable  life  products,  the  interests of various contract  owners  participating  in the fund might, at some time, be in conflict due to  future  differences  in tax  treatment  of  variable  products  or other considerations.  Consequently, the fund's Board of Directors will monitor events in order to identify any  material  irreconcilable  conflicts  that may possibly arise and to determine what action,  if any, should be taken in response to such conflicts.  If a conflict were to occur, an insurance  company  separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?
The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS
The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  two-thirds of the directors are  independent  of the fund's  advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR
The fund's investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a  percentage  of the average net assets of the Class I shares of the fund.  The amount of the  management  fee is calculated  daily and paid  monthly in  arrears,  taking  into  account  the average net assets of all classes of the fund. VP Mid Cap Value will pay the advisor a unified  management fee for Class I of 1.00%.

The Statement of Additional  Information contains detailed information about the calculation  of the  management  fee.  Out of that  fee,  the  advisor  pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and extraordinary  expenses.  A portion of the management fee may be  paid by the  fund's  advisor  to  unaffiliated  third  parties  who  provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM
The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage  the fund.  The team  meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for the  fund as they  see  fit,  guided  by the  fund's  investment objectives  and strategy.  The  portfolio  managers on the  investment  team are identified below:

PHILLIP N. DAVIDSON
Mr.  Davidson,  Chief  Investment  Officer -- Value,  Senior Vice  President and
Senior Portfolio Manager,  has been a member of the team that manages VP Mid Cap
Value since its inception.  Prior to joining  American Century in 1993, he spent
11 years at Boatmen's  Trust  Company in St. Louis and served as Vice  President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.  He is a CFA charterholder.

SCOTT A. MOORE
Mr. Moore, Vice President and Portfolio  Manager,  has been a member of the team that manages VP Mid Cap Value since its inception. He joined American Century in
August 1993 as an  Investment  Analyst and was promoted to Portfolio  Manager in
February  1999.  He has a bachelor's  degree in finance from  Southern  Illinois
University and an MBA in finance from the University of Missouri - Columbia.  He is a CFA charterholder.

CODE OF ETHICS
American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days.  In addition,  the Code of Ethics  requires  portfolio  managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUND PERFORMANCE
VP Mid Cap Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment  performance.  Differences in cash flows into the two funds, the size of their  portfolios and specific  investments held by the two funds, as well as the  additional  expenses of the insurance  product,  will cause  performance to differ.

Please  consult  the  separate  account  prospectus  for a  description  of  the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES
Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors may change any other policies and investment strategies.

FEES AND EXPENSES
The fees and expenses set forth herein are those of the fund only;  for the fees and expenses  associated  with your variable  annuity or variable life insurance contract, please consult your insurance product prospectus.

Because  this fund is offered as an  investment  option under  certain  types of
insurance   contracts,   the  insurance   company  offering  the  fund  performs
recordkeeping  and  administrative  services  for fund  shareholders  that would
otherwise  be  performed  by  American   Century's   transfer   agent.  In  some
circumstances,  the advisor will pay the insurance  company a fee for performing those  services.  Also, the advisor or the fund's  distributor may make payments for various  additional  services or other expenses out of their past profits or other  available  sources.  Such  expenses  may include  distribution  services, shareholder services or marketing,  promotional or related expenses.  The amount of any payments  described by this paragraph is determined by the advisor or the distributor and is not paid by you.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES
For  instructions  on how to purchase and redeem shares,  read the prospectus of your insurance  company separate  account.  Your order will be priced at the net asset value next determined  after your request is received in the form required by the insurance  company separate  account.  There are no sales  commissions or redemption charges.  However,  certain sales or deferred sales charges and other charges may apply to the variable  annuity or life  insurance  contracts.  Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

Excessive,  short-term  trading and other abusive trading  practices may disrupt portfolio  management  strategies and harm fund performance.  However,  American
Century cannot identify individual investors who are engaging in abusive trading practices  because the  insurance  company  offering the fund has the  exclusive relationship  with,  and  maintains  the  account  records  of,  the  individual investors in the fund.  Therefore,  American Century  monitors  aggregate trades placed in these insurance company separate accounts, and seeks to work with each insurance  company to  discourage  investors  from  engaging in abusive  trading practices and to impose  restrictions  on the  frequency of  round-trip  trades.
There may be legal and  technological  limitations  on the ability of  insurance companies to impose restrictions on the trading practices of their clients. As a result,  American  Century's  ability to monitor and discourage  abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of time,  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES
We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE
American  Century  determines  the net asset  value  (NAV) of the fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by the fund include, but are not limited to:

o    for funds investing in foreign securities,  an event occurs after the close of the foreign exchange on which a portfolio security  principally  trades, but before the close of the  Exchange,  that is likely to have  changed the value of the security

o    a debt security has been declared in default

o    trading in a security has been halted during the trading day

o    the  demand  for the  security  (as  reflected  by its  trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures  adopted by a fund's board.

Trading of  securities  in  foreign  markets  may not take  place  every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in good order.

DISTRIBUTIONS
Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the fund will not be  subject  to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  capital  gains realized by a fund on the sale of its investment securities.  The fund generally pays  distributions  from net income and CAPITAL  GAINS,  if any, once a year in
March. The fund may make more frequent  distributions,  if necessary,  to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions,  when they are declared, starting on the next  business day after your  purchase is  effective.  For example,  if you purchase shares on a day that a distribution  is declared,  you will not receive that  distribution.  If you redeem  shares,  you will  receive any  distribution declared on the day you redeem.  If you redeem all shares,  we will  include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders  agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES
Consult  the  prospectus  of  your  insurance  company  separate  account  for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the fund: Class I and Class II.
The shares  offered  by this  Prospectus  are Class I shares.  All  classes  are offered  exclusively to insurance  companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class II shares have  different  fees and  expenses.  The  difference in the fee structures between the classes is the result of their separate  arrangements for distribution services and not the result of any difference in amounts charged by the  advisor  for  core  investment  advisory  services.  Accordingly,  the core investment  advisory expenses do not vary by class.  Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-378-9878.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting that class;  and (d) each class may have different exchange privileges.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS
Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  by contacting the insurance  company from  which  you  purchased  the fund or  American  Century  at the  address  or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at www.sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0405
SH-PRS-xxxx

Your
American Century Investments
prospectus

CLASS II

VP Mid Cap Value Fund

May 1, 2004

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES
OR DETERMINED IF THIS PROSPECTUS
IS ACCURATE OR COMPLETE. ANYONE
WHO TELLS YOU OTHERWISE IS
COMMITTING A CRIME.

American Century
Investment Services, Inc.

AN OVERVIEW OF THE FUND........................................................X

FEES AND EXPENSES..............................................................X

OBJECTIVES, STRATEGIES AND RISKS...............................................X

MANAGEMENT.....................................................................X

SHARE PRICE, DISTRIBUTIONS AND TAXES...........................................X

MULTIPLE CLASS INFORMATION.....................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT  DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?
VP  Mid  Cap  Value  seeks  long-term  capital  growth.  Income  is a  secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?
In selecting  stocks for VP Mid Cap Value,  the fund managers look for companies whose stock price is less than they  believe the company is worth.  The managers attempt to  purchase  the stocks of these  undervalued  companies  and hold them until  their  stock  price has  increased  to, or is  higher  than,  a level the managers believe more accurately  reflects the fair value of the company. A more detailed  description  of the fund's  investment  strategies and risks begins on page x.

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the individual securities the fund owns will go up and down based on the performance of the companies that issued them,  general market and economic conditions, and investor confidence. At any given time, your shares  may be worth  more or less than the  price  you paid for them.  In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

WHO MAY WANT TO INVEST IN THE FUND?
The fund may be a good investment if you are

o    seeking long-term capital growth and income from your investment

o    comfortable with the risks associated with the fund's investment strategies

o    comfortable with the fund's short-term price volatility

o    investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?
The fund may not be a good investment if you are

o    investing for a short period of time

o    not seeking income from an equity investment

o    uncomfortable with short-term volatility in the value of your investment

o    uncomfortable   with  the  risks  associated  with  the  fund's  investment strategies

               AN INVESTMENT  IN THE FUND IS NOT A BANK  DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Because the fund is new, its performance history is not available as of the date of this  prospectus.  When the fund has  investment  results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest quarterly returns and average annual returns.

FEES AND EXPENSES

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the fund. It only includes fees and expenses of the fund; it does not include  the fees and  expenses  associated  with your  variable  annuity or variable life  insurance  contract.  Had they been  included,  fees and expenses presented below would have been higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                    TOTAL
                                    DISTRIBUTION                    ANNUAL FUND
                       MANAGEMENT   AND SERVICE       OTHER         OPERATING
                       FEE          (12B-1) FEES(1)   EXPENSES(2)   EXPENSES
--------------------------------------------------------------------------------
VP MID CAP VALUE

   Class II             0.90%          0.25%             0.00%         1.15%
--------------------------------------------------------------------------------

1    THE 12B-1 FEE IS USED TO COMPENSATE  INSURANCE  COMPANIES FOR  DISTRIBUTION
     AND OTHER SHAREHOLDER SERVICES. FOR MORE INFORMATION,  SEE Service Fees and
     Distribution Fees, PAGE X.

2    OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE
The  examples in the table  below are  intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. They do not include fees and expenses  associated with your variable annuity or variable life insurance  contract.  Had they been included,  fees and expenses would have been higher. Of course, your actual costs may be higher or lower. Assuming you...

o   invest $10,000 in the fund

o   redeem all of your shares at the end of the periods shown below

o   earn a 5% return each year

o   incur the same operating expenses as shown above

.... your cost of investing in the fund would be:

                           1 YEAR        3 YEARS       5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VP MID CAP VALUE

   Class II                 $117           $364          $630          $1,390
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?
The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?
The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for  companies  that are  temporarily  out of favor in the market.  The managers attempt to  purchase  the stocks of these  undervalued  companies  and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been overlooked by the market.  To identify these companies,  the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected  accurately  in the  companies'  stock prices or may be outside the companies' historical ranges.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index,  excluding the largest 100 such  companies.  The fund managers  intend to manage the fund so that its  weighted  capitalization  falls within the capitalization range of the members of the Russell Mid Cap Index.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market  conditions,  they  intend  to keep at  least  65% of the  fund's  assets invested in U.S. equity securities at all times. When the managers believe it is prudent,  the fund may  invest a  portion  of its  assets  in  convertible  debt securities, equity-equivalent securities, foreign securities, debt securities of companies,  debt  obligations of governments  and their  agencies,  nonleveraged futures contracts and other similar  securities.  Futures  contracts,  a type of derivative  security,  can help the  fund's  cash  assets  remain  liquid  while performing more like stocks.  The fund has a policy governing  futures contracts and  similar  derivative  securities  to help  manage the risk of these types of investments.  For  example,  the fund  managers  cannot  invest in a  derivative security  if it  would  be  possible  for the fund to lose  more  money  than it invested.  A complete  description of the derivatives  policy is included in the
Statement of Additional Information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or  short-term  debt  securities.  To the  extent  the  fund  assumes  a defensive position it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline,  even if stock prices  generally are  increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets  primarily in U.S.
stocks,  the fund  may  invest  in  securities  of  foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

The fund is offered only to insurance  companies for the purpose of offering the fund as an investment  option under variable  annuity or variable life insurance contracts.  Although  the fund does not  foresee any  disadvantages  to contract owners  due to the fact that it offers its  shares as an  investment  medium for both  variable  annuity and variable  life  products,  the  interests of various contract  owners  participating  in the fund might, at some time, be in conflict due to  future  differences  in tax  treatment  of  variable  products  or other considerations.  Consequently, the fund's Board of Directors will monitor events in order to identify any  material  irreconcilable  conflicts  that may possibly arise and to determine what action,  if any, should be taken in response to such conflicts.  If a conflict were to occur, an insurance  company  separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

MANAGEMENT

WHO MANAGES THE FUND?
The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS
The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  two-thirds of the directors are  independent  of the fund's  advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR
The fund's investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it  provides  to the fund,  the  advisor  receives  a unified management  fee based on a percentage  of the average net assets of the Class II shares of the fund.  The amount of the  management  fee is calculated  daily and paid  monthly in  arrears,  taking  into  account  the average net assets of all classes of the fund. VP Mid Cap Value will pay the advisor a unified  management fee for Class II of 0.90%.

The Statement of Additional  Information contains detailed information about the calculation  of the  management  fee.  Out of that  fee,  the  advisor  pays all expenses of managing and operating the fund except  brokerage  expenses,  taxes, interest,  fees and  expenses  of the  independent  directors  (including  legal counsel fees), and extraordinary  expenses.  A portion of the management fee may be  paid by the  fund's  advisor  to  unaffiliated  third  parties  who  provide recordkeeping and  administrative  services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM
The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage  the fund.  The team  meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for the  fund as they  see  fit,  guided  by the  fund's  investment objectives  and strategy.

The portfolio managers on the investment team are identified below:

PHILLIP N. DAVIDSON
Mr.  Davidson,  Chief  Investment  Officer -- Value,  Senior Vice  President and
Senior Portfolio Manager,  has been a member of the team that manages VP Mid Cap
Value since its inception.  Prior to joining  American Century in 1993, he spent
11 years at Boatmen's  Trust  Company in St. Louis and served as Vice  President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.  He is a CFA charterholder.

SCOTT A. MOORE
Mr. Moore, Vice President and Portfolio  Manager,  has been a member of the team that manages VP Mid Cap Value since its inception. He joined American Century in
August 1993 as an  Investment  Analyst and was promoted to Portfolio  Manager in
February  1999.  He has a bachelor's  degree in finance from  Southern  Illinois
University and an MBA in finance from the University of Missouri - Columbia.  He is a CFA charterholder.

CODE OF ETHICS
American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days.  In addition,  the Code of Ethics  requires  portfolio  managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUND PERFORMANCE
VP Mid Cap Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment  performance.  Differences in cash flows into the two funds, the size of their  portfolios and specific  investments held by the two funds, as well as the  additional  expenses of the insurance  product,  will cause  performance to differ.

Please  consult  the  separate  account  prospectus  for a  description  of  the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES
Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors may change any other policies and investment strategies.

FEES AND EXPENSES
The fees and expenses set forth herein are those of the fund only;  for the fees and expenses  associated  with your variable  annuity or variable life insurance contract, please consult your insurance product prospectus.

Because  this fund is offered as an  investment  option under  certain  types of
insurance   contracts,   the  insurance   company  offering  the  fund  performs
recordkeeping  and  administrative  services  for fund  shareholders  that would
otherwise  be  performed  by  American   Century's   transfer   agent.  In  some
circumstances,  the advisor will pay the insurance  company a fee for performing those  services.  Also, the advisor or the fund's  distributor may make payments for various  additional  services or other expenses out of their past profits or other  available  sources.  Such  expenses  may include  distribution  services, shareholder services or marketing,  promotional or related expenses.  The amount of any payments  described by this paragraph is determined by the advisor or the distributor and is not paid by you.

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES
For  instructions  on how to purchase and redeem shares,  read the prospectus of your insurance  company separate  account.  Your order will be priced at the net asset value next determined  after your request is received in the form required by the insurance  company separate  account.  There are no sales  commissions or redemption charges.  However,  certain sales or deferred sales charges and other charges may apply to the variable  annuity or life  insurance  contracts.  Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES
Excessive,  short-term  trading and other abusive trading  practices may disrupt portfolio  management  strategies and harm fund performance.  However,  American
Century cannot identify individual investors who are engaging in abusive trading practices  because the  insurance  company  offering the fund has the  exclusive relationship  with,  and  maintains  the  account  records  of,  the  individual investors in the fund.  Therefore,  American Century  monitors  aggregate trades placed in these insurance company separate accounts, and seeks to work with each insurance  company to  discourage  investors  from  engaging in abusive  trading practices and to impose  restrictions  on the  frequency of  round-trip  trades.
There may be legal and  technological  limitations  on the ability of  insurance companies to impose restrictions on the trading practices of their clients. As a result,  American  Century's  ability to monitor and discourage  abusive trading practices in this fund may be limited.

MODIFYING OR CANCELING AN INVESTMENT
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of time,  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

RIGHT TO CHANGE POLICIES
We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE
American  Century  determines  the net asset  value  (NAV) of the fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by the fund include, but are not limited to:

     o    for funds investing in foreign  securities,  an event occurs after the
          close  of  the  foreign   exchange  on  which  a  portfolio   security
          principally  trades,  but  before the close of the  Exchange,  that is likely to have changed the value of the security

     o    a debt security has been declared in default

     o    trading in a security has been halted during the trading day

     o    the demand for the  security (as  reflected by its trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures  adopted by a fund's board.

Trading of  securities  in  foreign  markets  may not take  place  every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in good order.

DISTRIBUTIONS
Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the fund will not be  subject  to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  capital  gains realized by a fund on the sale of its investment securities.  The fund generally pays  distributions  from net income and CAPITAL  GAINS,  if any, once a year in
March. The fund may make more frequent  distributions,  if necessary,  to comply with Internal Revenue Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions,  when they are declared, starting on the next  business day after your  purchase is  effective.  For example,  if you purchase shares on a day that a distribution  is declared,  you will not receive that  distribution.  If you redeem  shares,  you will  receive any  distribution declared on the day you redeem.  If you redeem all shares,  we will  include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Provided that all shareholders  agree, the fund may utilize the consent dividend provision of Internal Revenue Code section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.

TAXES
Consult  the  prospectus  of  your  insurance  company  separate  account  for a discussion of the tax status of your variable contract.

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the fund: Class I and Class II.
The shares  offered by this  Prospectus  are Class II shares.  All  classes  are offered  exclusively to insurance  companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.

Class I shares have  different  fees and  expenses.  The  difference  in the fee structures between the classes is the result of their separate  arrangements for distribution services and not the result of any difference in amounts charged by the  advisor  for  core  investment  advisory  services.  Accordingly,  the core investment  advisory expenses do not vary by class.  Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-378-9878.

Except as  described  below,  all  classes of shares of the fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting that class;  and (d) each class may have different exchange privileges.

SERVICE FEES
Insurance  companies  selling Class II shares of the fund perform  recordkeeping and administrative  services for their clients that would otherwise be performed by American  Century's transfer agent. In some  circumstances,  American Century will pay the service provider a fee for performing those services. Such payments are made by American Century out of the unified fee it receives from the fund.

DISTRIBUTION FEES
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The fund's Class II shares have a 12b-1 Plan.  Under the Plan, the fund's  Class II pays an annual fee of 0.25% of Class II average  net assets for distribution  services. The advisor, as paying agent for the fund, pays all or a portion  of such  fees to the  insurance  companies  that  make  Class II shares available.  Because  these fees are paid out of the fund's  assets on an ongoing basis,  over time these fees will increase the cost of your  investment  and may cost  you  more  than  paying  other  types of  sales  charges.  For  additional information  about the Plan and its terms, see Multiple Class Structure - Master
Distribution Plan in the Statement of Additional Information.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS.

ANNUAL AND SEMIANNUAL REPORTS
Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus,  even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts,  by contacting the insurance  company from  which  you  purchased  the fund or  American  Century  at the  address  or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON             SEC Public Reference Room
                      Washington,  D.C.
                      Call 202-942-8090  for  location  and  hours.

ON THE  INTERNET      o EDGAR  database  at www.sec.gov
                      o By  email  request  at  publicinfo@sec.gov

BY  MAIL              SEC  Public Reference  Section
                      Washington,   D.C.  20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0405
SH-PRS-xxxx

American Century
statement of
additional information

May 1, 2004

American Century Variable Portfolios, Inc.

VP Balanced Fund

VP Capital Appreciation Fund

VP Global Growth Fund

VP Growth Fund

VP Income & Growth Fund

VP International Fund

VP Large Company Value Fund

VP Mid Cap Value Fund

VP Ultra(R) Fund

VP Value Fund

VP Vista(SM) Fund

This  Statement of Additional  Information  adds to the discussion in the funds'
Prospectuses,  dated May 1, 2004,  but is not a  prospectus.  The  Statement  of
Additional  Information  should be read in  conjunction  with the funds' current
Prospectuses.  If you would  like a copy of a  Prospectus,  please  contact  the insurance company from which you purchased the fund or contact us at the address or telephone numbers listed on the back cover.

This  Statement of  Additional  Information  incorporates  by reference  certain information that appears in the funds' annual and semiannual reports,  which are delivered to all  investors.  You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-378-9878.

American Century
Investment Services, Inc.

THE FUNDS' HISTORY.............................................................x

FUND INVESTMENT GUIDELINES.....................................................x
      All Funds................................................................x
      VP Global Growth, VP Growth, VP Ultra, VP Vista,
      VP Capital Appreciation and VP International.............................x
      VP Balanced and VP Income & Growth.......................................x
      VP Value, VP Large Company Value and VP Mid Cap Value....................x

FUND INVESTMENTS AND RISKS.....................................................x
      Investment Strategies and Risks..........................................x
      Investment Policies......................................................x
      Temporary Defensive Measures.............................................x
      Portfolio Turnover.......................................................x

MANAGEMENT.....................................................................x
      The Board of Directors...................................................x
      Ownership of Fund Shares.................................................x
      Code of Ethics...........................................................x

THE FUNDS' PRINCIPAL SHAREHOLDERS..............................................x

SERVICE PROVIDERS..............................................................x
      Investment Advisor.......................................................x
      Transfer Agent and Administrator.........................................x
      Distributor..............................................................x

OTHER SERVICE PROVIDERS........................................................x
      Custodian Banks..........................................................x
      Independent Auditors ....................................................x

BROKERAGE ALLOCATION...........................................................x
      All Funds Except Fixed-Income Portion of VP Balanced.....................x
      The Fixed Income Portion of VP Balanced..................................x

INFORMATION ABOUT FUND SHARES..................................................x
      Multiple Class Structure.................................................x
      Valuation of a Fund's Securities ........................................x
      Special Requirements for Large Redemptions...............................x

TAXES......................................................................... x
      Federal Income Taxes ....................................................x

HOW FUND PERFORMANCE INFORMATION IS CALCULATED.................................x
      Additional Performance Comparisons.......................................x
      Permissible Advertising Information......................................x
      Multiple Class Performance Advertising...................................x

FINANCIAL STATEMENTS...........................................................x

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS.................................x

THE FUNDS' HISTORY

American Century Variable  Portfolios,  Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 1987.
The  corporation was known as TCI  Portfolios,  Inc. until May 1997.  Throughout this Statement of Additional  Information we refer to American  Century Variable
Portfolios,  Inc., as the corporation.

Each fund  described in this  Statement of Additional  Information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

                           INCEPTION      INCEPTION     INCEPTION    INCEPTION
                           DATE OF        DATE OF       DATE OF      DATE OF
FUND                       CLASS I        CLASS II      CLASS III    CLASS IV

VP Balanced                05/01/1991     N/A           N/A          N/A

VP Capital Appreciation    11/20/1987     N/A           N/A          N/A

VP Global Growth           N/A            N/A           N/A          N/A

VP Growth                  N/A            N/A           N/A          N/A

VP Income & Growth         10/30/1997     05/01/2002    06/26/2002   N/A

VP International           05/01/1994     08/15/2001    05/02/2002   N/A

VP Large Company Value     N/A            N/A           N/A          N/A

VP Mid Cap Value           N/A            N/A           N/A          N/A

VP Ultra                   05/01/2001     05/01/2002    05/13/2002   N/A

VP Value                   05/01/1996     08/14/2001    05/06/2002   N/A

VP Vista                   10/05/2001     N/A           N/A          N/A

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND RISKS, which  begins  on  page  4.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the
Prospectuses.

Each fund is diversified  as defined in the Investment  Company Act of 1940 (the
Investment  Company  Act).  Diversified  means that,  with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer (other than the U.S. government).

ALL FUNDS

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses,  the fund  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

VP CAPITAL APPRECIATION, VP GLOBAL GROWTH, VP GROWTH, VP INTERNATIONAL, VP ULTRA
AND VP VISTA

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described on the following  pages. It is the advisor's  intention that each fund will generally  consist of domestic and foreign common stocks,  convertible debt securities and equity equivalent  securities.  However,  subject to the specific limitations  applicable to a fund,  the funds'  management  teams may invest the assets of each fund in varying  amounts in other  instruments  and may use other techniques when such a course is deemed  appropriate in order to pursue a fund's investment  objective.  Senior  securities  that,  in the  opinion  of the  fund managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available,  the fund managers  intend to keep the funds fully invested in  securities,  regardless of the  movement  of  stock or bond  prices,  generally.  However,  should a fund's investment methodology fail to identify sufficient acceptable securities, or for any other reason  including the desire to take a temporary  defensive  position, the funds may invest up to 100% of their assets in U.S.  government  securities.
In most  circumstances,  each fund's  actual level of cash and cash  equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market while maintaining liquidity.  As mentioned in the Prospectuses,  the managers may not leverage a fund's portfolio; so there is no  greater  market  risk to the  funds  than if they  purchase  stocks.  See
DERIVATIVE  SECURITIES,  page x  SHORT-TERM  SECURITIES,  page x and FUTURES AND
OPTIONS, page x

VP BALANCED AND VP INCOME & GROWTH

As a matter of fundamental policy, the managers will invest approximately 60% of the VP Balanced  portfolio in equity  securities  and the remainder in bonds and other fixed-income securities.  VP Income & Growth and the equity portion of
VP  Balanced  will  generally  be  invested in equity  securities  of  companies comprising the 1,500 largest publicly traded companies in the United States. The funds'  investment  approach  may cause the equity  portion  to be more  heavily invested in some  industries than in others.  However,  they may not invest more than 25% of the total assets in companies  whose principal  business  activities are in the same  industry.  In addition,  as diversified  investment  companies, their  investments  in a single issuer are limited,  as described  previously in
Fund  Investment  Guidelines.  The  fund  managers  also  may  purchase  foreign securities,  convertible debt securities,  equity-equivalent securities, futures contracts and similar securities, and short-term securities.

The  fixed-income  portion  of VP  Balanced  generally  will  be  invested  in a diversified  portfolio of high-grade  government,  corporate,  asset-backed  and similar  securities.  There are no  maturity  restrictions  on the  fixed-income securities in which the fund invests, but under normal conditions,  the weighted average maturity for the fixed-income  portion of the fund will be in the three-
to 10-year range. The managers will actively manage the portfolio, adjusting the weighted average portfolio  maturity in response to expected changes in interest rates.  During  periods of rising  interest  rates, a shorter  weighted  average maturity may be adopted in order to reduce the effect of bond price  declines on the fund's net asset value.  When interest rates are falling and bond prices are rising,  a longer  weighted  average  portfolio  maturity  may be  adopted.  The restrictions on the quality of the fixed-income securities the fund may purchase are  described  in  the  Prospectus.  For  a  description  of  the  fixed-income securities rating system,  see EXPLANATION OF FIXED-INCOME  SECURITIES  RATINGS,
page 46.

VP LARGE COMPANY VALUE, VP VALUE AND VP MID CAP VALUE

The  managers  of VP Large  Company  Value,  VP Value and VP Mid Cap Value  will
invest   primarily  in  stocks  of  companies  that  the  managers  believe  are undervalued  at the time of purchase.  The fund  managers  usually will purchase common stocks of U.S. and foreign  companies,  but they can purchase other types
of  securities  as  well,  such  as  domestic  and  foreign   preferred  stocks,
convertible  debt securities,  equity-equivalent  securities,  notes,  bonds and other debt securities.

Income is a secondary  objective of VP Large Company Value,  VP Value and VP Mid
Cap  Value.  As a result,  a portion of the  funds'  assets may  consist of debt securities.

VP Large  Company  Value  invests  primarily in larger  companies.  Under normal market  conditions,  the fund  will  have at least  80% of its  assets in equity securities of companies comprising the Russell 1000 Index.

VP Value invests in companies of all sizes. Under normal market conditions,  the fund will have at least 65% of its assets  invested in U.S.  equity  securities.
Since the fund invests in companies of all sizes on an ongoing basis,  it may be best  characterized as a  multi-capitalization  value fund that has historically correlated with mid-cap value indices.

VP Mid Cap Value  invests  primarily in mid cap  companies.  Under normal market conditions,  the fund will  invest at least 80% of its assets in  securities  of companies  whose  market  capitalization  at the time of  purchase is within the capitalization  of the  Russell  3000  Index,  excluding  the  largest  100 such companies.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section  describes  various  investment  vehicles and  techniques  the fund managers  can use in  managing  a  fund's  assets.  It also  details  the  risks associated with each, because each investment vehicle and technique  contributes to a fund's overall risk profile.

FOREIGN SECURITIES

Each fund may invest in the  securities of foreign  issuers,  including  foreign governments,  when these securities meet its standards of selection.  Securities of foreign issuers may trade in the U.S. or foreign securities markets.

An  unlimited  portion  of each  fund's  total  assets  may be  invested  in the securities of foreign issuers,  except for VP Value and VP Mid Cap Value,  which may invest up to 35% of their assets in foreign  securities and VP Large Company
Value,  which may  invest  up to 20% of its  assets in  foreign  securities.  In addition, VP Large Company Value, VP Value and VP Mid Cap Value will limit their purchases of foreign  securities  to those of issuers whose  principal  business activities  are located in developed  countries.  The funds  consider  developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,  Denmark,
Finland,  France,  Germany, Hong Kong, Ireland,  Italy, Japan,  Luxembourg,  the
Netherlands,   New  Zealand,   Norway,  Portugal,   Singapore,   Spain,  Sweden,
Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK.  The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities and buy currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds may invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation,  and
limitations on the removal of funds or other assets, could also adversely affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK.  Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries,  which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds may invest will have  substantially less trading volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK.  Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK.  Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward  basis (i.e.,  by entering  into forward  currency  exchange  contracts,
currency   options  and  futures   transactions  to  purchase  or  sell  foreign
currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward contracts. A fund may also use swap agreements,  indexed securities, and options  and  futures  contracts  relating  to foreign  currencies  for the same purposes.

(1)  SETTLEMENT  HEDGES OR  TRANSACTION  HEDGES.  When the fund managers wish to lock in the U.S.  dollar price of a foreign  currency-denominated  security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e., "settled"). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments have not yet been selected by the fund managers.  This strategy is often referred to as "anticipatory hedging."

(2)  POSITION  HEDGES.  When the fund  managers  believe  that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar,  a fund may enter into a forward  contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to  as a  "position  hedge."  For  example,  if  a  fund  owned  securities denominated in Euros, it could enter into a forward  contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the fund is  obligated  to deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  SHIFTING  CURRENCY  EXPOSURE (VP GLOBAL GROWTH AND VP INTERNATIONAL  ONLY).
     These funds may also enter into forward contracts to shift their investment exposure from one currency into another. This may include shifting exposure from U.S.  dollars to foreign  currency,  or from one  foreign  currency to another  foreign  currency.  This strategy  tends to limit  exposure to the currency  sold,  and increase  exposure to the currency  that is purchased, much as if a fund had  sold a  security  denominated  in one  currency  and purchased an  equivalent  security  denominated  in another  currency.  For example,  if the fund managers  believed that the U.S.  dollar may suffer a substantial  decline  against  the Euro,  they  could  enter into a forward contract  to  purchase  Euros  for a fixed  amount  of U.S.  dollars.  This transaction  would protect  against losses  resulting from a decline in the value of the U.S.  dollar,  but would  cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers  anticipate.  For example,  if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S.  dollars,  a fund would not  participate  in the  currency's  appreciation.
Similarly,  if the fund  managers  increase a fund's  exposure to a currency and that  currency's  value  declines,  a fund  will  sustain  a loss.  There  is no assurance that the fund managers' use of foreign currency management  strategies will be advantageous to a fund or that they will hedge at appropriate times.

The funds  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover  its  forward  currency  positions  with  underlying portfolio securities, the fund will segregate cash or other liquid assets having a value equal to the aggregate  amount of the fund's  commitments  under forward contracts.

DEBT SECURITIES

The managers  believe that common stocks and other equity and  equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds  may  invest,  however,  in any  security  the  managers  believe  has the potential  for capital  appreciation.  When the managers  believe that the total return potential of other  securities  equals or exceeds the potential return of equity  securities,  each fund may  invest in such other  securities.  The other securities  the funds may  invest in are  bonds,  notes and debt  securities  of companies,  and  obligations  of  domestic  or  foreign  governments  and  their agencies.  The funds  will  attempt  to stay fully  invested  regardless  of the movement of stock and bond prices generally.

In the event of exceptional market or economic  conditions,  the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or  high-quality,  short-term  debt  securities.  To the  extent  a fund assumes a defensive  position,  it will not be pursuing its objective of capital growth. All funds,  except VP Large Company Value, VP Value and VP Mid Cap Value generally  will limit their  purchases of debt  securities  to  investment-grade obligations.  For long-term debt obligations,  this includes securities that are rated Baa or better  by  Moody's  Investors  Service,  Inc.  or BBB or better by
Standard  &  Poor's  Corporation  (S&P),  or that are not  rated but are considered  by the managers to be of equivalent  quality.  According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P  indicates  S&P's  belief  that a security  exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic  conditions or changing  circumstances than is the case with higher-quality  debt  securities.  See  EXPLANATION  OF FIXED INCOME  SECURITIES
RATINGS, page 46.

VP Large Company  Value,  VP Value and VP Mid Cap Value may invest in high-yield securities. These securities,  sometimes referred to as "junk bonds," are higher risk debt obligations that are rated below investment-grade  securities,  or are unrated,  but with  similar  credit  quality.  There are no  credit or  maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's  portfolio  may be  invested.  Debt  securities  rated  lower than Baa by
Moody's or BBB by S&P,  or their  equivalent,  are  considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened  capacity to make  principal  and interest payments  on  such  securities  than  is  the  case  with  higher  quality  debt securities.  Regardless of rating  levels,  all debt  securities  considered for purchase by a fund are analyzed by the investment  manager to determine,  to the extent  reasonably  possible,  that the planned  investment is sound,  given the fund's investment objective. See EXPLANATION OF FIXED INCOME SECURITIES RATINGS,
page 46.

VP Large  Company  Value,  VP Value and VP Mid Cap Value may  invest up to 5% of their assets in  high-yield  securities.  If the  aggregate  value of high-yield securities  exceeds 5% because of their  market  appreciation  or other  assets'
depreciation,  the funds  will not  necessarily  sell  them.  Instead,  the fund managers will not purchase additional high-yield securities until their value is less than 5% of a fund's assets. Fund managers will monitor these investments to determine  whether  holding  them will likely help the fund meet its  investment objectives.

In addition to other  factors that will affect its value,  the value of a fund's investments in fixed income securities will change as prevailing  interest rates change.  In general,  the prices of such securities vary inversely with interest rates.  As  prevailing  interest  rates  fall,  the  prices  of bonds  and other securities  that trade on a yield basis rise.  When  prevailing  interest  rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

SOVEREIGN DEBT OBLIGATIONS (VP GLOBAL GROWTH AND VP INTERNATIONAL)

The funds may  purchase  sovereign  debt  instruments  issued or  guaranteed  by foreign  governments  or  their  agencies,  including  debt of  emerging  market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations.  Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

CONVERTIBLE DEBT SECURITIES

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert  the  fixed-income  security  into a stated  number  of shares of common stock. As fixed-income securities,  convertible debt securities provide a stable stream of income,  with generally higher yields than common stocks.  Convertible debt  securities  offer the  potential to benefit  from  increases in the market price of the underlying common stock, however, they generally offer lower yields than  nonconvertible  securities  of similar  quality.  Of  course,  as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations.  In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible  debt  securities  generally are  subordinated  to other similar but nonconvertible  securities of the same issuer,  although  convertible  bonds, as corporate debt  obligations,  enjoy  seniority in right of payment to all equity securities,  and  convertible  preferred  stock is senior to common stock of the same issuer.  Because of the subordination  feature,  however,  convertible debt securities typically have lower ratings from ratings  organizations than similar nonconvertible securities.  Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Each  fund,  except for VP  International  and VP Global  Growth  will limit its holdings of convertible  debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by  Moody's,  or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. A
fund's   investments  in  convertible  debt  securities  and  other  high-yield, non-convertible debt securities rated below  investment-grade will comprise less than 35% of the fund's net assets.  VP  International  and VP Global  Growth may invest in convertible securities,  but will limit their fixed income investments in debt securities to investment-grade  securities.  Debt securities rated below the four highest categories are not considered  "investment-grade"  obligations.
These securities have speculative  characteristics  and present more credit risk than investment-grade obligations.

Unlike a convertible security that is a single security, a synthetic convertible security  is  comprised  of  two  distinct  securities  that  together  resemble convertible securities in certain respects. Synthetic convertible securities are created by combining  nonconvertible  bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally are not offered as a unit, and may be purchased and sold by the fund at different times.  Synthetic  convertible  securities  differ from convertible  securities  in certain  respects.  Each  component  of a  synthetic convertible  security has a separate  market value and responds  differently  to market fluctuations.  Investing in a synthetic convertible security involves the
risk  normally  found  in  holding  the  securities   comprising  the  synthetic
convertible security.

EQUITY EQUIVALENTS

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock,  convertible  preferred stock and convertible debt securities.

The funds may make foreign  investments either directly in foreign securities or indirectly  by  purchasing  depositary  receipts,  depositary  shares or similar instruments (DRs) for foreign securities.  DRs are securities that are listed on exchanges  or quoted in  over-the-counter  markets in one country but  represent shares of issuers  domiciled  in  another  country.  The fund also may  purchase securities  of such  issuers in foreign  markets,  either on foreign  securities exchanges, electronic trading networks or in over-the-counter markets.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund will segregate  cash, cash equivalents or other  appropriate  liquid securities on its records in an amount sufficient  to  meet  the  purchase  price.  There  will be  certain  additional transaction  costs  associated  with short sales,  but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment  objectives and policies,  each of the funds may invest in  securities  that are  commonly  referred  to as  derivative securities.  Generally,  a derivative security is a financial  arrangement,  the value of which is based on, or derived  from, a traditional  security,  asset or market index.  Certain  derivative  securities are described more  accurately as
index/structured   securities.   Index/structured   securities   are  derivative
securities whose value or performance is linked to other equity securities (such as depositary receipts),  currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional  debt  securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular  securities market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides that a fund may not invest in a  derivative  security if it would be possible  for a fund to lose more money than it had  invested.  The policy also  establishes a committee that must review certain  proposed  purchases  before the purchases can be made.
The advisor will report on fund activity in  derivative  securities to the Board of Directors as necessary.

INVESTMENT IN COMPANIES WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the securities of issuers with limited  operating  histories.  The fund  managers  consider an issuer to have a limited  operating  history if that issuer has a record of less than three years
of  continuous  operation.   The  managers  will  consider  periods  of  capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created for the purpose of pooling mortgage  obligations would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

MUNICIPAL NOTES

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  Anticipation  Notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its  ability  to levy  taxes for the timely  payment  of  interest  and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  Anticipation  Notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  Anticipation  Notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

MUNICIPAL BONDS

Municipal  bonds,  which  generally  have  maturities of more than one year when issued,  are designed to meet longer-term  capital needs.  These securities have two  principal  classifications:  General  Obligation  bonds and Revenue  bonds.

General Obligation (GO) bonds are issued by states, counties,  cities, towns and regional districts to fund a variety of public projects,  including construction of and improvements to schools,  highways, and water and sewer systems. GO bonds are backed by the  issuer's  full faith and credit  based on its ability to levy taxes for the timely  payment of interest and repayment of  principal,  although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges,  tunnels,  air and sea port  facilities,  schools and  hospitals.  Many revenue bond issuers provide  additional  security in the form of a debt-service reserve  fund that may be used to make  payments of interest and  repayments  of principal on the issuer's obligations.  Some revenue bond financings are further protected  by a  state's  assurance  (without  obligation)  that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of Revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems,  air and sea port facilities and parking  garages.  Payment of interest and  repayment  of  principal  on an IDB  depend  solely on the  ability  of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or  personal  property  financed.  The  interest  earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate  demand  obligations  (VRDOs and FRDOs) carry rights that  permit  holders to demand  payment of the unpaid  principal  plus  accrued interest,  from the  issuers  or from  financial  intermediaries.  Floating-rate securities,  or floaters,  have interest  rates that change  whenever there is a change in a  designated  base  rate;  variable-rate  instruments  provide  for a specified, periodic adjustment in the interest rate, which typically is based on an index.  These rate  formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED (VP BALANCED)

VP  Balanced  may  invest in fixed rate bonds  subject to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options  or demand  features  permit the fund to tender (or put) its bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The fund managers  expect that the fund will pay more for  securities  with puts attached than for securities without these liquidity features. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining  sufficient  portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments.

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as  separate  securities  are not  expected  to affect the fund's  weighted average maturity.  When a fund has paid for a put, the cost will be reflected as unrealized  depreciation  on the  underlying  security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize  such risks,  the fund will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the fund managers under the direction of the Board of Directors.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the  when-issued  securities,  a fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

INVERSE FLOATERS (VP BALANCED)

An inverse floater is a type of derivative  security that bears an interest rate that moves  inversely to market  interest  rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is  accomplished  by expressing  the interest rate on the inverse  floater as an above-market  fixed  rate  of  interest,  reduced  by an  amount  determined  by reference to a market-based or bond-specific  floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust,  or (2) an  issuer  seeking  to  reduce  interest  expenses  by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which typically is held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to put back their  interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments;

o    Repurchase agreements; and

o    Money Market funds.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies (including money market funds) currently is limited to

(a)  3% of the total voting stock of any one investment company;

(b)  5% of the fund's total assets with respect to any one  investment  company;
     and

(c)  10% of a fund's total assets in the aggregate.

These  investments may include  investments in money market funds managed by the advisor.  Any  investments  in money  market funds must be  consistent  with the investment policies and restrictions of the fund making the investment.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total  assets in other  investment companies,  such as  mutual  funds,  including  those  managed  by the  advisor, provided that the investment is consistent with the fund's  investment  policies and restrictions.  Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

(a)  3% of the total voting stock of any one investment company;

(b)  5% of the fund's total assets with respect to any one  investment  company;
     and

(c)  10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the funds' securities  (taking a short futures position);

o    protect  against the risk of an increase in market value for  securities in which  the fund  generally  invests  at a time  when the fund is not  fully invested (taking a long futures position); or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices,  provided that the transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds, for fixed-income  funds, or the S&P
500 Index, for equity funds. The managers also may engage in futures and options transactions  based on  specific  securities.  Futures  contracts  are traded on national futures  exchanges.  Futures  exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases,  the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund  purchases or sells a bond, no price is paid or received by the fund upon the  purchase or sale of the future.  Initially,  the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national  futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin  payments it has deposited  with a margin broker if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each fund will segregate cash, cash equivalent or other appropriate liquid securities on its  records  in an  amount  sufficient  to cover its  obligations  under the futures contracts and options.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities that otherwise meet the funds' criteria for selection. "Restricted securities"  include  securities  that  cannot  be  sold to the  public  without registration  under  the  Securities  Act  of  1933  or the  availability  of an exemption  from  registration  (such as  rules  144 or  144A),  or that are "not readily  marketable"  because  they are  subject to other  legal or  contractual delays in or  restrictions  on resale.  Rule 144A securities are securities that are privately  placed with and traded among  qualified  institutional  investors rather than the general  public.  Although Rule 144A  securities  are considered
"restricted securities", they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining  the  liquidity of Rule 144A  securities to the fund  managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is generally limited to certain qualified  institutional  investors,  the  liquidity of such  securities  may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security  that is illiquid.  In such an event,  the fund  managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT             POLICY

Senior Securities   A fund may not issue senior securities,  except as permitted under the Investment Company Act.

Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.

Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  33-1/3% of the fund's  total assets would be lent to  other  parties  except,  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment  objective,  policies and  limitations or (ii) by engaging in repurchase  agreements with respect to portfolio securities.

Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.

Concentration       A fund may not  concentrate its investments in securities of issuers in a  particular  industry  (other  than  securities issued or  guaranteed  by the U.S.  government or any of its agencies or instrumentalities)

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments,   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.

Control             A fund may not invest for  purposes  of  exercising  control over management.

For purposes of the investment  policies relating to lending and borrowing,  the funds have  received an  exemptive  order from the SEC  regarding  an  interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the  costs are  equal to or lower  than the cost of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  policy relating to  concentration,  a fund shall not  purchase  any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the  securities of one or more issuers conducting their principal  business  activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY

Leveraging          A fund may not purchase additional  investment securities at any time during which  outstanding  borrowings  exceed 5% of the total assets of the fund.

Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities.
                    Illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within  seven  days,  and  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales         A fund may not sell securities short,  unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.

Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.

Futures and         A fund may enter into  futures  contracts  and write and buy
Options             put and call options relating to futures  contracts.  A fund may not, however,  enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Issuers with        The  funds  may  invest a  portion  of their  assets  in the
Limited             securities of issuers with limited operating  histories.  An
Operating           issuer is considered to have a limited  operating history if
Histories           that  issuer  has a  record  of less  than  three  years  of
                    continuous   operation.   Periods  of   capital   formation,
                    incubation, consolidations, and research and development may be considered in determining whether a particular issuer has
                    a  record  of  three  years  of  continuous  operation.   VP
                    Balanced,  VP Capital  Appreciation,  VP Global  Growth,  VP
                    Growth, VP Income & Growth,  VP International,  VP Ultra, VP
                    Value,  VP Mid Cap  Value  and VP Large  Company  Value  may
                    invest up to 5% of their assets in such companies.  VP Vista may invest up to 10% of its assets in such companies.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive  purposes,  a fund may invest in securities that may not fit its investment objective or its stated market.  During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

o    interest-bearing bank accounts or certificates of deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    other money market funds

PORTFOLIO TURNOVER

The portfolio  turnover rate of each fund is listed in the Financial  Highlights table in that fund's Prospectus.

VP INCOME & GROWTH

The fund  managers  will consider the length of time a security has been held in determining  whether to sell it.  Accordingly,  the fund's portfolio turnover is not expected to exceed 100%.

VP INTERNATIONAL

Events that occurred in 2001 created significant  challenges.  For example,  the extreme  volatility in the markets has been  dramatic,  causing fund managers to trade more  frequently than is typical.  In addition,  the collapse of corporate earnings has made it  increasingly  difficult  to find stocks that  consistently demonstrate the characteristics  fund managers seek, which also resulted in more
frequent   trading.   Due  to  these  factors,   portfolio   turnover  has  been
uncharacteristically high.

VP LARGE COMPANY VALUE

The fund managers of VP Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently,  the fund may hold its investment securities for several years. However, the decision to  purchase  or sell any  security  is  ultimately  based upon the  anticipated contribution  of the security to the stated  objective of the fund.  In order to achieve  the  fund's  objective,  the fund  managers  may sell a given  security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains  realized and  distributed by the fund, if any,  because  short-term  capital  gains are  taxable as  ordinary  income.  In addition,  the fund managers may sell some securities to realize losses that can be used to offset realized capital gains.  They will take such actions when they believe the tax benefits from realizing  losses offset the near-term  investment potential of the security.  Higher turnover would also generate  correspondingly higher brokerage commissions, which is a cost the fund pays directly.

OTHER FUNDS

With  respect to each other fund,  the  managers  will sell  securities  without regard to the  length of time the  security  has been  held.  Accordingly,  each fund's portfolio turnover rate may be substantial.

The fund managers  intend to purchase a given security  whenever they believe it will  contribute  to the stated  objective  of a  particular  fund.  In order to achieve each fund's investment objective, the managers may sell a given security regardless  of the  length  of  time  it has  been  held  in the  portfolio  and regardless  of the gain or loss  realized on the sale.  The  managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

When a general decline in security  prices is anticipated,  the equity funds may decrease or eliminate  entirely  their equity  positions and increase their cash positions,  and when a general rise in price levels is  anticipated,  the equity funds may increase  their equity  positions and decrease  their cash  positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate  correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
75;  the  remaining  independent  directors  may  waive  this  requirement  on a case-by-case  basis.  Those  listed as  interested  directors  are  "interested"
primarily  by  virtue  of their  engagement  as  officers  of  American  Century
Companies,  Inc. (ACC) or its  wholly-owned  subsidiaries,  including the funds'
investment  adviser,  American Century Investment  Management,  Inc. (ACIM); the
funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not  employees or officers of, and have no financial  interest in, ACC or any of its wholly-owned subsidiaries,  including ACIM, ACIS and ACSC.
The directors serve in this capacity for five registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the 12 other investment  companies advised by ACIM, unless otherwise noted. Only officers with policy-making  functions are listed. No officer is compensated for his or her  service  as an  officer  of  the  funds.  The  listed  officers  are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

                                                                            NUMBER OF
                                                                            PORTFOLIOS
                                                                            IN FUND
                          POSITION(S)  LENGTH                               COMPLEX    OTHER
                          HELD         OF TIME                              OVERSEEN   DIRECTORSHIPS
                          WITH         SERVED   PRINCIPAL OCCUPATION(S)     BY         HELD BY
NAME, ADDRESS (AGE)       FUND         (YEARS)  DURING PAST 5 YEARS         DIRECTOR   DIRECTOR
-----------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

James E. Stowers, Jr.(1)  Director,     45     Chairman, Director and         41        None
4500 Main Street          Chairman             controlling shareholder, ACC
Kansas City, MO 64111     of the               Chairman, ACSC and
(80)                      Board                other ACC subsidiaries
                                               Director, ACIM, ACSC and
                                               other ACC subsidiaries

James E. Stowers III (1)  Director,     13     Co-Chairman, ACC               41        None
4500 Main Street          Chairman             (September 2000 to present)
Kansas City, MO 64111     of the               Chief Executive Officer, ACC
(45)                      Board                (June 1996 to September 2000)
                                               Director, ACC, ACIM, ACSC
                                               and other ACC subsidiaries

-----------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Thomas A. Brown           Director      23     Strategic Account              41        None
4500 Main Street                               Implementation Manager,
Kansas City, MO 64111                          APPLIED INDUSTRIAL
(63)                                           TECHNOLOGIES, INC.,
                                               a corporation engaged in
                                               the sale of bearings and
                                               power transmission products

Robert W. Doering, M.D.   Director      2      Retired, formerly a            41        None
4500 Main Street          Emeritus(2)          general surgeon
Kansas City, MO 64111
(71)

Andrea C. Hall, Ph.D.     Director      6      Senior Vice President,         41        Director,
4500 Main Street                               MIDWEST RESEARCH INSTITUTE               MIDWEST
Kansas City, MO 64111                                                                   RESEARCH
(59)                                                                                    INSTITUTE

1    JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

2    DR. ROBERT DOERING RESIGNED AS A FULL-TIME DIRECTOR,  EFFECTIVE NOVEMBER 5,
     2001, AFTER SERVING IN SUCH CAPACITY FOR 33 YEARS. DR. DOERING CONTINUES TO
     SERVE THE BOARD IN AN ADVISORY CAPACITY.  HIS POSITION AS DIRECTOR EMERITUS
     IS AN ADVISORY  POSITION AND INVOLVES  ATTENDANCE  AT ONE BOARD MEETING PER
     YEAR TO REVIEW  PRIOR  YEAR-END  RESULTS  FOR THE FUNDS.  HE  RECEIVES  ALL
     REGULAR  BOARD   COMMUNICATIONS,   INCLUDING  MONTHLY  MAILINGS,   INDUSTRY
     NEWSLETTERS,  EMAIL  COMMUNICATIONS,   AND  COMPANY  INFORMATION,  BUT  NOT
     QUARTERLY BOARD AND COMMITTEE  MATERIALS  RELATING TO MEETINGS THAT HE DOES
     NOT ATTEND. DR. DOERING IS NOT A DIRECTOR OR A MEMBER OF THE BOARD, AND HAS
     NO VOTING POWER RELATING TO FUND OPERATIONS. HE IS NOT AN INTERESTED PERSON
     OF THE FUNDS OR ACIM.  HE  RECEIVES  AN ANNUAL  STIPEND  OF $2,500  FOR HIS
     SERVICES.

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                               IN FUND
                         POSITION(S)   LENGTH                                  COMPLEX    OTHER
                         HELD          OF TIME                                 OVERSEEN   DIRECTORSHIPS
                         WITH          SERVED   PRINCIPAL OCCUPATION(S)        BY         HELD BY
NAME, ADDRESS (AGE)      FUND          (YEARS)  DURING PAST 5 YEARS            DIRECTOR   DIRECTOR

D.D. (Del) Hock          Director      7        Retired, formerly Chairman,    41         Director, ALLIED
4500 Main Street                                Public Service Company                    MOTION TECHNOLOGIES,
Kansas City, MO 64111                           of Colorado                               INC. and J.D.
(69)                                                                                      EDWARDS & COMPANY

Donald H. Pratt          Director,     8        Chairman,                      41         Director, BUTLER
4500 Main Street         Vice                   WESTERN INVESTMENTS, INC.                 MANUFACTURING
Kansas City, MO 64111    Chairman               Retired Chairman of the Board,            COMPANY
(66)                     of the                 BUTLER MANUFACTURING COMPANY              Director, ATLAS-COPCO,
                         Board                                                            NORTH AMERICA INC.

Gale E. Sayers           Director      3        President, Chief Executive     41         None
4500 Main Street                                Officer and Founder,
Kansas City, MO 64111                           SAYERS COMPUTER SOURCE
(60)

M. Jeannine Strandjord   Director      9        Senior Vice President,         41         Director, DST
4500 Main Street                                Chief Integration Officer,                SYSTEMS, INC.
Kansas City, MO 64111                           SPRINT CORPORATION                        Director, EURONET
                                                (September 2003 to present)               WORLDWIDE
                                                Senior Vice President-
                                                Financial Services SPRINT
                                                CORPORATION (January 2003
                                                to September 2003)
                                                Senior Vice President-Finance,
                                                Global Markets Group
                                                SPRINT CORPORATION
                                                (November 1998 to January 2003)

Timothy S. Webster        Director     2         President and Chief           41         None
4500 Main Street                                 Executive Officer,
Kansas City, MO 64111                            AMERICAN ITALIAN PASTA
(42)                                             COMPANY

------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------
William M. Lyons          President    3        Chief Executive Officer, ACC   Not         Not
4500 Main St.                                   and other ACC subsidiaries     applicable  applicable
Kansas City, MO 64111                           (September 2000 to present)
(48)                                            President, ACC
                                                (June 1997 to present)
                                                President, ACIS
                                                (July 2003 to present)
                                                President, ACIM
                                                (SEPTEMBER 2002 TO PRESENT)
                                                Chief Operating Officer, ACC
                                                (June 1996 to September 2000)
                                                Also serves as: Executive Vice
                                                President, ACSC
                                                and other ACC subsidiaries

Robert T. Jackson         Executive    8        Chief Administrative Officer,  Not         Not
4500 Main St.             Vice                  ACC (August 1997 to present)   applicable  applicable
Kansas City, MO 64111     President             Chief Financial Officer, ACC
(58)                                            (May 1995 to October 2002)
                                                President, ACSC
                                                (January 1999 to present)
                                                Executive Vice President,
                                                ACC (May 1995 to present)
                                                Also serves as: Executive
                                                Vice President and Chief
                                                Financial Officer, ACIM, ACIS
                                                and other ACC subsidiaries

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                              IN FUND
                         POSITION(S)   LENGTH                                 COMPLEX       OTHER
                         HELD          OF TIME                                OVERSEEN      DIRECTORSHIPS
                         WITH          SERVED  PRINCIPAL OCCUPATION(S)        BY            HELD BY
NAME, ADDRESS (AGE)      FUND          (YEARS) DURING PAST 5 YEARS            DIRECTOR      DIRECTOR

Maryanne Roepke, CPA     Senior        3       Senior Vice President (April    Not          Not
4500 Main St.            Vice                  1998 to present) and            applicable   applicable
Kansas City, MO 64111    President,            Assistant Treasurer (September
(48)                     Treasurer             1985 to present), ACSC
                         and Chief
                         Accounting
                         Officer

David C. Tucker          Senior        3       Senior Vice President, ACIM,    Not          Not
4500 Main St.            Vice                  ACIS, ACSC and other ACC        applicable   applicable
Kansas City, MO 64111    President             subsidiaries
(45)                     and                   (June 1998 to present)
                         General               General Counsel, ACC, ACIM,
                         Counsel               ACIS, ACSC and other
                                               ACC subsidiaries
                                               (June 1998 to present)

Robert Leach             Controller    6       Vice President, ACSC            Not          Not
4500 Main St.                                  (February 2000 to present)      applicable   applicable
Kansas City, MO 64111                          Controller-Fund Accounting,
(37)                                           ACSC (June 1997 to present)

Jon Zindel               Tax Officer   6       Vice President, Corporate Tax,  Not          Not
4500 Main St.                                  ACSC (April 1998 to present)    applicable   applicable
Kansas City, MO 64111                          Vice President, ACIM, ACIS
(36)                                           and other ACC subsidiaries
                                               (April 1999 to present)
                                               President, AMERICAN CENTURY
                                               EMPLOYEE BENEFIT SERVICES, INC.
                                               (January 2000 to December 2000)
                                               Treasurer, AMERICAN CENTURY
                                               EMPLOYEE BENEFIT SERVICES, INC.
                                               (December 2000 to present)
                                               Treasurer, AMERICAN CENTURY
                                               VENTURES, INC.
                                               (December 1999 to present)

On December 23, 1999, American Century Services  Corporation (ACSC) entered into an agreement  with DST Systems,  Inc.  (DST) under which DST would  provide back office software for transfer agency services  provided by ACSC (the  Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
December 31, 2003, DST received $23,732,445 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2003 was approximately $2.42 billion.

Ms.  Strandjord is a director of DST and a holder of 26,491 shares and possesses options to acquire an additional  55,890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the Agreement is within the  discretion of ACSC. DST was chosen by ACSC for its  industry-leading  role in  providing  cost-effective back office  support for mutual fund service  providers such as ACSC. DST is the largest mutual fund transfer  agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping  system.  Ms.  Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the  negotiations  between  ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the funds and may amend and repeal  them to the extent that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more committees  consisting of two or more directors who may exercise the powers and  authority of the board to the extent that the  directors  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although  the Board of  Directors  does not manage  the funds,  it has hired the advisor to do so. The directors,  in carrying out their fiduciary duty under the
Investment  Company Act of 1940, are  responsible for approving new and existing management contracts with the funds' advisor.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  and annual analyses of ACIM's performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs;

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American  Century family of funds,  including the  profitability of managing each fund.  The board  conducted an extensive  review of ACIM's  methodology  in allocating  costs to the management of each fund.  The board  concluded that the cost  allocation  methodology  employed  by ACIM has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized by ACIM in  connection  with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board  also  considered  ACIM's  profit  margins in  comparison  with available industry data, both accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                                  NUMBER OF
                                                                                  MEETINGS HELD
                                                                                  DURING LAST
COMMITTEE         MEMBERS                 FUNCTION                                FISCAL YEAR

Executive         James E. Stowers, Jr.  The  Executive  Committee  performs  the      0
                  James E. Stowers III   functions  of  the  Board  of  Directors
                  Donald H. Pratt        between board  meetings,  subject to the
                                         limitations  on its power set out in the
                                         Maryland  General  Corporation  Law, and
                                         except  for  matters   required  by  the
                                         Investment  Company Act to be acted upon
                                         by the whole board.

Compliance       Andrea C. Hall, PhD     The    Compliance    and     Shareholder      4
and Shareholder  Thomas A. Brown         Communications   Committee  reviews  the
Communications   Gale E. Sayers          results of the funds' compliance testing
                                         program,  reviews quarterly reports from
                                         the Communications  advisor to the board
                                         regarding various compliance matters and
                                         monitors  the   implementation   of  the
                                         funds'  Code of  Ethics,  including  any
                                         violations.

Audit            D.D. (Del) Hock         The  Audit   Committee   recommends  the     4
                 Donald H. Pratt         engagement  of  the  funds'  independent
                 M. Jeannine Strandjord  auditors and  oversees  its  activities.
                 Timothy S. Webster      The Committee  receives reports from the
                                         advisor's   Internal  Audit  Department,
                                         which is  accountable  to the Committee.
                                         The Committee  also  receives  reporting
                                         about compliance  matters  affecting the
                                         funds.

Governance       Donald H. Pratt         The   Governance   Committee   primarily     0
                 M. Jeannine Strandjord  considers  and  recommends   individuals
                 Thomas A. Brown         fornomination as directors. The names of
                                         potential director  candidates are drawn
                                         from  a  number  of  sources,  including
                                         recommendations   from  members  of  the
                                         board, management and shareholders. This
                                         committee   also   reviews   and   makes
                                         recommendations   to  the   board   with
                                         respect  to  the  composition  of  board
                                         committees   and   other   board-related
                                         matters,   including  its  organization,
                                         size,   composition,   responsibilities,
                                         functions    and    compensation.    The
                                         Governance  Committee does not currently
                                         have a policy regarding  whether it will
                                         consider    nominees    recommended   by
                                         shareholders.

Fund Performance  Donald H. Pratt        The Fund  Performance  Review  Committee     0
                  Thomas A. Brown        reviews  quarterly review the investment
                  Andrea C. Hall, Ph.D.  activities and strategies used to manage
                  D.D. (Del) Hock        fund  assets.  The  committee  regularly
                  Gale E. Sayers         receives reports from portfolio managers
                  M. Jeannine Strandjord and other investment personnel concerning
                  Timothy S. Webster     the funds' investments.

COMPENSATION OF DIRECTORS

The directors serve as directors for five American Century investment companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all five such  companies  based on a schedule  that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment  companies  based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the period  indicated and by the five  investment  companies  served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2003

                                                 TOTAL COMPENSATION FROM
                            TOTAL COMPENSATION   THE AMERICAN CENTURY
NAME OF DIRECTOR            FROM THE FUNDS(1)    FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown                    $x                   $x

Robert W. Doering, M.D.(3)         $x                   $x

Andrea C. Hall, Ph.D.              $x                   $x

D.D. (Del) Hock                    $x                   $x

Donald H. Pratt                    $x                   $x           Info to come

Gale E. Sayers                     $x                   $x

M. Jeannine Strandjord             $x                   $x

Timothy S. Webster                 $x                   $x

1    INCLUDES  COMPENSATION  PAID TO THE DIRECTORS  DURING THE FISCAL YEAR ENDED
     DECEMBER 31, 2002,  AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF
     THE  DIRECTORS  UNDER  THE  AMERICAN  CENTURY  MUTUAL  FUNDS'   INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

2    INCLUDES  COMPENSATION  PAID BY THE FIVE INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY  FAMILY OF FUNDS  SERVED BY THIS  BOARD AT THE END OF THE
     FISCAL  YEAR.  THE TOTAL  AMOUNT OF DEFERRED  COMPENSATION  INCLUDED IN THE
     PRECEDING TABLE IS AS FOLLOWS:  MR. BROWN, $X DR. HALL, $X MR. HOCK, $X MR.
     PRATT, $X MR. SAYERS, $XAND MR. WEBSTER, $X

3    DR. DOERING, DIRECTOR EMERITUS, WAS PAID AS AN ADVISOR.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 2003.

OWNERSHIP OF FUND SHARES

The directors  owned shares in the funds as of December 31, 2003 as shown in the table below.  Because VP Global Growth, VP Growth, VP Large Company Value and VP
Mid Cap Value were not in operation as of the  calendar  year end,  they are not included in the tables below.

                                                            NAME OF DIRECTORS

                                      JAMES E.      JAMES E.    THOMAS A.  ROBERT W.   ANDREA C
                                    STOWERS, JR.  STOWERS III    BROWN      DOERING   HALL, PH.D.

DOLLAR RANGE OF EQUITY SECURITIES
 IN THE FUNDS:

    VP Balanced                           A            A           A          A           A
    VP Capital Appreciation               A            A           A          A           A
    VP Income & Growth                    A            A           A          A           A
    VP International                      A            A           A          A           A
    VP Ultra                              A            A           A          A           A
    VP Value                              A            A           A          A           A
    VP Vista                              A            A           A          A           A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTOR IN
FAMILY OF INVESTMENT COMPANIES            E            E           E          E           E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                            NAME OF DIRECTORS

                                     D.D. (DEL)     DONALD      GALE E.   M. JEANNINE   TIMOTHY
                                        HOCK       H. PRATT     SAYERS    STRANDJORD    WEBSTER

DOLLAR RANGE OF EQUITY SECURITIES
 IN THE FUNDS:

    VP Balanced                           A            A           A          A           A
    VP Capital Appreciation               A            A           A          A           A
    VP Income & Growth                    A            A           A          A           A
    VP International                      A            A           A          A           A
    VP Ultra                              A            A           A          A           A
    VP Value                              A            A           A          A           A
    VP Vista                              A            A           A          A           A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTOR IN
FAMILY OF INVESTMENT COMPANIES            E            E           C          E           E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODE OF ETHICS

The funds,  their investment  advisor and principal  underwriters have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company Act and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The Advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  Advisor's  Proxy  Voting  Guidelines  to govern the
Advisor's proxy voting activities.

The  Advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the
Advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  Advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  Advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the  Advisor's  Proxy Voting  Guidelines  are  available on the funds'
website at www.americancentury.com.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March 22, 2004 the following companies were the record owners of more than
5% of a fund's outstanding shares:

                                                        PERCENTAGE OF
FUND              SHAREHOLDER                           OUTSTANDING SHARES OWNED

VP BALANCED

   Class I
                  Nationwide Life Insurance Company           x
                  Columbus, Ohio

                  Lincoln National Life Insurance             x
                  Fort Wayne, IN

                  Safeco Life Insurance Company               x
                  Seattle, WA

VP CAPITAL APPRECIATION

   Class I
                  Nationwide Life Insurance Company           x
                  Columbus, Ohio

                  Mutual of America                           x
                  New York, NY

VP INCOME & GROWTH

   Class I
                  Nationwide Life Insurance Company           x
                  Columbus, Ohio

                  CM Life Insurance Company                   x
                  Springfield, MA

                  COVA Variable Life                          x
                  Des Moines, IA

                  Massachusetts Mutual                        x
                  Life Insurance Co.
                  Springfield, MA

   Class II
                  Nationwide Insurance Co.                    x
                  Columbus, OH

                  Minnesota Mutual Life                       x
                  Saint Paul, MN

   Class III
                  Nationwide Insurance Co.                    x
                  Columbus, OH

VP INTERNATIONAL

   Class I
                  Nationwide Life Insurance Company           x
                  Columbus, Ohio

                  M L P F & S Customer Account                x
                  Jacksonville, FL

                                                        PERCENTAGE OF
   FUND           SHAREHOLDER                           OUTSTANDING SHARES OWNED

VP INTERNATIONAL

   Class II
                  IDS Life Insurance Company                  x
                  Minneapolis, MN

                  Nationwide Insurance Co.                    x
                  Columbus, OH

   Class III
                  Nationwide Insurance Co.                    x
                  Columbus, OH

VP VALUE

   Class I
                  Nationwide Life Insurance Company           x
                  Columbus, Ohio

                  IDS Life Insurance Company                  x
                  Minneapolis, MN

                  CMLife Insurance Company                    x
                  Springfield, MA

                  Pruco Life Insurance Company of Arizona     x
                  Newark, NJ

   Class II
                  IDS Life Insurance Company                  x
                  Minneapolis, MN

   Class III
                  Nationwide Insurance Co.                    x
                  Columbus, OH
VP ULTRA

   Class I
                  First Variable Life Insurance Company       x
                  Des Moines, IA

                  Nationwide Insurance Co.                    x
                  Columbus, OH

                  Principal Life Insurance Company            x
                  Des Moines, IA

                  Travelers Insurance Company                 x
                  Hartford, CT

   Class II
                  Minnesota Mutual Life                       x
                  Saint Paul, MN

                  Nationwide Insurance Co.                    x
                  Columbus, OH

   Class III
                  Nationwide Insurance Co.                    x
                  Columbus, OH

VP VISTA

   Class I
                  Farm Bureau Life Insurance Company          x
                  Des Moines, IA

                  Equitrust Life Insurance Co.                x
                  Des Moines, IA
--------------------------------------------------------------------------------

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of a  fund's  outstanding  shares.  Although  Nationwide  Life
Insurance  Company  is the  record  owner of more than 25% of the  shares of the company  (ACVP),  it is not a "control  person" of the company because it is not the  beneficial  owner  of such  shares.  Pursuant  to the  requirements  of the
Investment Company Act of 1940, all votes submitted by Nationwide Life Insurance
Company are required to reflect the voting instructions of the beneficial owners of such shares.  Nationwide Life Insurance  Company is not permitted to exercise its  discretion  in voting  shares it does not  beneficially  own. The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting securities of American Century Variable Portfolios, Inc. As of
March 22, 2004, the officers and directors of the funds, as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACIS and ACSC are each wholly owned by ACC. James E. Stowers Jr., Chairman of ACC,  controls  ACC by virtue of his  ownership  of a majority  of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in each Prospectus under the heading Management.

For services  provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund as follows:

FUND                       CLASS                           PERCENTAGE OF AVERAGE NET ASSETS

VP BALANCED                Class I                         0.90% of first $250 million
                                                           0.85% of the next $250 million
                                                           0.80% over $500 million
-----------------------------------------------------------------------------------------------
VP CAPITAL APPRECIATION    Class I                         1.00% of first $500 million
                                                           0.95% of the next $500 million
                                                           0.90% over $1 billion

VP GLOBAL GROWTH           Class I                         1.30% of first $1 billion
                                                           1.15% of the next billion
                                                           1.05% over $2 billion

VP GROWTH                  Class I                         1.00%

VP INCOME & GROWTH         Class I, Class II & Class III   0.70%

VP INTERNATIONAL           Class I & Class III             1.50% of first $250 million
                                                           1.20% of the next $250 million
                                                           1.10% over $500 million

                           Class II & Class IV             1.40% of first $250 million
                                                           1.10% of the next $250 million
                                                           1.00% over $500 million
-----------------------------------------------------------------------------------------------
VP LARGE COMPANY VALUE     Class I                         0.90% of the first  $1 billion
                                                           0.80% of the next $4 billion
                                                           0.70% over $5 billion
                           Class II                        0.80% of the first $1billion
                                                           0.70% of the next $4 billion
                                                           0.60% over $5 billion
VP MID CAP VALUE           Class I                         1.00%
                           Class II                        0.90%

-----------------------------------------------------------------------------------------------
FUND                       CLASS                           PERCENTAGE OF AVERAGE NET ASSETS

VP ULTRA                   Class I & Class III             1.00% of first $20 billion
                                                           0.950 % over $20 billion to $30 billion
                                                           0.925% over $30 billion to $40 billion
                                                           0.900% over $40 billion
                           Class II                        0.900% of first $20 billion
                                                           0.850% over $20 to $30 billion
                                                           0.825% over $30 billion to $40 billion
                                                           0.800% over $40 billion
VP VALUE                   Class I & Class III             1.00% of first $500 million
                                                           0.95% of the next $500 million
                                                           0.90% over $1 billion
                           Class II                        0.90% of first $500 million
                                                           0.85% of the next $500 million
                                                           0.80% over $1 billion

-----------------------------------------------------------------------------------------------
VP VISTA                   Class I                         1.00%
-----------------------------------------------------------------------------------------------

On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month at the specified  rate. The fee for the previous month  is  calculated  by  multiplying  the  applicable  fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month.  This number is then multiplied by a fraction,  the numerator of which is the number of days in the  previous  month and the  denominator  of which is 365
(366 in leap years).

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors,  or by a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management  agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business,  render services to others and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees  incurred  by each fund for the fiscal  periods  ended
December 31, 2003, 2002, and 2001, are indicated in the following table.

Because VP Global Growth,  VP Growth,  VP Large Company Value,  VP Mid Cap Value
and VP  International  Class IV were not in operation  for the fiscal year ended
December 31, 2003, no unified management fees were paid.

UNIFIED MANAGEMENT FEES

FUND                       2003          2002             2001      INFO TO COME

--------------------------------------------------------------------------------
VP BALANCED
   Class I                            $1,815,846       $2,137,974

--------------------------------------------------------------------------------
VP CAPITAL APPRECIATION
   Class I                            $3,264,361       $4,945,410

--------------------------------------------------------------------------------
VP INCOME & GROWTH
   Class I                            $4,602,069       $4,621,453
   Class II                               $2,179(1)        N/A
   Class III                                $677(2)        N/A

--------------------------------------------------------------------------------
VP INTERNATIONAL
   Class I                            $7,587,321       $9,708,143
   Class II                             $132,573           $7,118(3)
   Class III                            $318,707(4)        N/A

--------------------------------------------------------------------------------
VP ULTRA
   Class I                              $327,865          $69,682(5)
   Class II                               $6,854(1)        N/A
   Class III                                $697(6)        N/A

--------------------------------------------------------------------------------
VP VALUE
   Class I                           $14,380,807       $9,796,658
   Class II                             $418,049          $23,719(7)
   Class III                                $881(8)        N/A

--------------------------------------------------------------------------------
VP VISTA
   Class I                               $11,636           $2,424(9)
--------------------------------------------------------------------------------

1    MAY 1, 2002 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2002.

2    JUNE 26, 2002 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2002.

3    AUGUST 15, 2001 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2001.

4    MAY 2, 2002 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2002.

5    MAY 1, 2001 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2001.

6    MAY 13, 2002 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2002.

7    AUGUST 14, 2001 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2001.

8    MAY 6, 2002 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2002.

9    OCTOBER 5, 2001 (COMMENCEMENT OF SALE) THROUGH DECEMBER 31, 2001.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical facilities,  computer hardware and software and personnel, for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC's  costs for serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's  unified fee. For a  description  of this fee and the terms of its payment,  see the above  discussion  under the caption  "Investment
Advisor."

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P.  Morgan  Chase &  Co., 770  Broadway,  10th Floor,  New York,  New York
10003-9598,  and Commerce Bank, N.A., 1000 Walnut,  Kansas City, Missouri 64105,
each serves as custodian of the funds' assets.  The  custodians  take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds.  The funds,  however,  may invest in certain obligations of the custodians and may purchase or sell certain  securities  from or to the custodians.

INDEPENDENT AUDITORS

Deloitte &  Touche LLP is the independent  auditor of the funds. The address of Deloitte &  Touche LLP is 1010 Grand  Boulevard,  Suite 400, Kansas City,
Missouri 64106. As the independent  auditor of the funds,  Deloitte & Touche
LLP provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

ALL FUNDS EXCEPT FIXED-INCOME PORTION OF VP BALANCED

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers.

The advisor or the  subadvisor,  as the case may be,  receives  statistical  and other information and services,  including  research,  without cost from brokers and dealers. The advisor evaluates such information and services,  together with all  other  information  that it may  have,  in  supervising  and  managing  the investments  of the funds.  Because  such  information  and services may vary in amount,  quality and  reliability,  their influence in selecting  brokers varies from none to very substantial.  The advisor intends to continue to place some of the funds' brokerage  business with one or more brokers who provide  information and services.  Such  information  and services will be in addition to and not in lieu of services  required to be performed by the advisor.  The advisor does not utilize  brokers that provide such  information  and services for the purpose of reducing  the expense of  providing  required  services to the funds.  VP Global
Growth,  VP  Growth,  VP Large  Company  Value and VP Mid Cap Value  were not in operation for the fiscal year ended December 31, 2003.

In the years ended December 31, 2003, 2002, and 2001, the brokerage  commissions of each fund were:

FUND                           2003                2002                2001

VP Balanced                  $504,499            $159,727            $186,993

VP Capital Appreciation      $628,204            $648,207          $1,232,041

VP Income & Growth         $2,104,217            $502,165            $592,838

VP International           $3,181,005          $4,894,660          $4,895,351

VP Ultra                      $67,625             $79,662             $14,898

VP Value                   $3,116,247          $3,049,023          $3,747,290

VP Vista                       $8,354              $5,600              $1,008

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF VP BALANCED

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  In many  transactions,  the  selection of the broker or dealer is determined by the  availability of the desired  security and its offering price.
In other  transactions,  the  selection of broker or dealer is a function of the market  selection  and  price  negotiation,  as  well  as the  broker's  general execution and operational and financial  capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable  prices  or  yields.  The  advisor  may  choose to  purchase  and sell portfolio  securities  to and from  dealers  who provide  statistical  and other information and services,  including research,  to the funds and to the advisor.
Such  information  or  services  will be in  addition  to and not in lieu of the services  required  to be  performed  by the  advisor,  and the  expenses of the advisor  will not  necessarily  be  reduced  as a result of the  receipt of such supplemental information.

The  funds  generally  purchase  and  sell  debt  securities  through  principal transactions,  meaning the funds  normally  purchase  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage  commissions on these  transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
December  31,  2003,  2002,  and  2001,  the  funds  did not  pay any  brokerage commissions for fixed-income securities.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets  belonging to each series or class of shares are held  separately  by the  custodian  and the shares of each series or class  represent  a  beneficial interest in the principal,  earnings and profit (or losses) of  investments  and other assets held for each series or class.  Within their  respective  series or class,  all shares have equal redemption  rights.  Each share,  when issued,  is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant to Rule 18f-3  adopted by the SEC.  Pursuant to such plan,  the funds may issue four classes of shares:  Class I, Class II, Class III and Class IV. Not all funds offer all classes.

All four  classes are sold  exclusively  to  insurance  companies  to fund their obligations  under  variable  annuity  and  variable  life  insurance  contracts purchased  by their  customers.  Each  class  has a  different  arrangement  for distribution  services.  Class III and Class IV shares  are  subject  to a 1.00%
redemption  fee on shares held 60 days or less.  In  addition to the  management fee, Class II and Class IV shares are subject to a Master Distribution Plan (the
Class II Plan and the Class IV Plan, respectively) described below. The Class II and Class IV Plans  have been  adopted  by the  funds'  Board of  Directors  and initial  shareholder in accordance  with Rule 12b-1 adopted by the SEC under the
Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors  and initial  shareholder  of the funds'  Class II and Class IV shares have approved and entered into the Class II and Class IV Plan, respectively. The
Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the shareholders of the affected classes.  Some of the anticipated  benefits include improved name recognition of the funds generally;  and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule
12b-1,  information  with respect to revenues  and expenses  under the Plans are presented  to  the  Board  of  Directors  quarterly  for  its  consideration  in
connection  with  its   deliberations  as  to  the  continuance  of  the  Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent  directors) annually.  The Plans may be amended by a vote  of the  Board  of  Directors  (including  a  majority  of the  independent directors),  except that the Plans may not be amended to materially increase the
amount  to  be  spent  for  distribution   without  majority   approval  of  the
shareholders of the affected classes.  The Plans terminate  automatically in the event of an assignment  and may be  terminated  upon a vote of a majority of the independent directors or by vote of a majority of outstanding  shareholder votes of the affected classes.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

MASTER DISTRIBUTION PLAN (CLASS II PLAN)

As described in the Prospectuses,  the funds' Class II shares are made available exclusively  to insurance  companies to fund their  obligations  under  variable annuity and variable life insurance contracts purchased by their customers.  The funds' distributor  enters into contracts with various insurance  companies with respect to the sale of the funds'  shares and/or the use of the funds' shares in various insurance products.

The insurance  companies provide various  distribution  services.  To enable the funds'  shares to be made  available  through such  insurance  products,  and to compensate  the insurance  companies for such  services,  the funds' advisor has reduced  its  management  fee by 0.10% per annum  with  respect  to the Class II shares, except for VP Income & Growth, which has the same management fee for both  classes,  and the funds' Board of Directors has adopted the Class II Plan.
Pursuant to the Class II Plan,  Class II pays the distributor  0.25% annually of the  aggregate  average  daily  asset  value of the  funds'  Class II shares for distribution  services.  This  payment  is fixed at  0.25%  and is not  based on expenses  incurred by the distributor.  The Class II Plan is a compensation type plan and the amount paid does not depend on the actual expense incurred. Because
VP Mid Cap Value had not been offered as of December 31, 2003, no fees have been paid for the fund. During the fiscal year ended December 31, 2003, the aggregate amount of fees paid under the Class II Plan was:

     VP Income & Growth               $xx
     VP International                 $xx
     VP Ultra                         $xx
     VP Value                         $xx

The distributor  then makes these payments to the insurance  companies who offer
Class II for past distribution services, as described below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of Class II shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell Class II shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds' Class II shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing of sales  literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and service  activities as the advisor  determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

MASTER DISTRIBUTION PLAN (CLASS IV PLAN)

As described in the Prospectuses,  the fund's Class IV shares are made available exclusively  to insurance  companies to fund their  obligations  under  variable annuity and variable life insurance contracts purchased by their customers.  The funds' distributor  enters into contracts with various insurance  companies with respect to the sale of the funds'  shares and/or the use of the funds' shares in various insurance products.

The insurance  companies provide various  distribution  services.  To enable the fund's  shares to be made  available  through such  insurance  products,  and to compensate  the insurance  companies for such  services,  the funds' advisor has reduced  its  management  fee by 0.10% per annum  with  respect  to the Class IV shares,  and the  funds'  Board of  Directors  has  adopted  the  Class IV Plan.
Pursuant to the Class IV Plan,  Class IV pays the distributor  0.25% annually of the  aggregate  average  daily  asset  value of the  funds'  Class IV shares for distribution  services.  This  payment  is fixed at  0.25%  and is not  based on expenses  incurred by the distributor.  The Class IV Plan is a compensation type plan and the amount paid does not depend on the actual expense  incurred.  Class
IV shares had not been offered as of December 31,  2003,  and  therefore no fees have been paid under the plan.

The distributor  then makes these payments to the insurance  companies who offer
Class IV for past distribution services, as described below. No portion of these payments is used by the  distributor to pay for  advertising,  printing costs or interest expenses.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of Class IV shares,  which services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell Class IV shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or  support  distribution  of the  funds'  Class
     IV shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing of sales  literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and service  activities as the advisor  determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

DEALER CONCESSIONS

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the fund.

VALUATION OF A FUND'S SECURITIES

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities  exchange are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  close  price.  When market  quotations  are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision of the Board of Directors.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was  established  but before the net asset value per share was  determined  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are
not   calculated.    Therefore,   such   calculation   does   not   take   place
contemporaneously  with the determination of the prices of many of the portfolio securities used in such calculation,  and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period,  a separate account redeems fund shares worth more than  $250,000  (or 1% of the value of the fund's  assets if that amount is less than  $250,000),  we  reserve  the  right to pay  part or all of the  redemption proceeds in excess of this amount in readily  marketable  securities  instead of cash. If we make payment in securities,  we will value the securities,  selected by the fund,  in the same  manner as we do in  computing  the  fund's  net asset value. We may provide these securities in lieu of cash without prior notice.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in securities,  please provide your insurance company with an unconditional instruction  to redeem  early  enough that it can  provide  notice to the fund's transfer  agent  at least 15 days  prior  to the  date on which  the  redemption transaction  is to occur.  The  instruction  must  specify the dollar  amount or number of shares to be redeemed and the date of the transaction.  This minimizes the effect of the redemption on the fund and its remaining shareholders.

TAXES
FEDERAL INCOME TAXES

Each fund is held as an investment  through a variable annuity contract.  Please consult  the  prospectus  of  your  insurance  company  separate  account  for a discussion of the tax status of your variable annuity contract.

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital  gains  (if  any) to  shareholders.  If a fund  fails  to  qualify  as a regulated  investment  company,  it  will be  liable  for  taxes,  significantly reducing its distributions to shareholders and its net asset value.

Each fund may utilize the consent  dividend  provisions of Internal Revenue Code section 565 to make  distributions.  Provided that all  shareholders  agree in a consent  filed with the  return of each fund to treat as a  dividend  the amount specified in the consent,  the amount will be considered a distribution  just as any other distribution paid in money and reinvested back into each fund.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of December 31, 2003, the funds in the table below had the following  capital loss  carryovers.  When a fund has a capital  loss  carryover,  it does not make capital gains distributions  until the loss has been offset or expired.  Because
VP Global  Growth,  VP Growth,  VP Large Company Value and VP Mid Cap Value were not in operation  as of the fiscal year end,  they are not included in the table below.

FUND                     CAPITAL LOSS CARRYOVER

VP Balanced                         $
VP Capital Appreciation             $
VP Income & Growth                  $
VP International                    $       INFO TO COME
VP Ultra                            $
VP Vista                            $
VP Value                            $

HOW FUND PERFORMANCE INFORMATION
IS CALCULATED

The funds may quote  performance in various ways. Fund  performance may be shown by presenting one or more performance  measurements,  including cumulative total return, average annual total return or yield.

All performance  information advertised by the funds is historical in nature and is not  intended to represent or  guarantee  future  results.  The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature  reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value  of a  hypothetical  historical  investment  in a fund  during a stated
period and then calculating the annually  compounded  percentage rate that would have produced the same result if the rate of growth or decline in value had been constant  throughout the period.  For example, a cumulative total return of 100%
over 10 years would  produce an average  annual total return of 7.18%,  which is the steady annual rate that would equal 100% growth on a compounded  basis in 10 years.  While average  annual total returns are a convenient  means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time,  but changes from year to year,  and that average annual total  returns  represent  averaged  figures as  opposed to actual  year-to-year performance.

The  following  tables set forth the average  annual total returns of each class for the periods  indicated as of December 31, 2003. It does not include the fees and expenses  associated  with  variable  annuities or variable  life  insurance contracts.  If they had been included,  fees and expenses  presented below would have been higher.  VP Global Growth,  VP Growth,  VP Large Company Value, VP Mid
Cap Value and VP International  Class IV were not in operation during the fiscal year ended December 31, 2003.

AVERAGE ANNUAL TOTAL RETURNS - DECEMBER 31, 2003

FUND                       1 YEAR       5 YEARS      10 YEARS     FROM INCEPTION

--------------------------------------------------------------------------------
VP BALANCED

   Class I                 19.46%       2.23%        7.43%          7.83%(1)

--------------------------------------------------------------------------------
VP CAPITAL APPRECIATION

   Class I                 20.47%       4.14%        3.70%          6.96%(2)

--------------------------------------------------------------------------------
VP INCOME & GROWTH(3)

   Class I                 29.35%       0.17%         N/A           5.35%

   Class II                29.19%        N/A          N/A           4.12%

   Class III               29.35%        N/A          N/A          11.89%

1    THE INCEPTION DATE FOR THE FUND'S CLASS I IS MAY 1, 1991.

2    THE INCEPTION DATE FOR THE FUND'S CLASS I IS NOVEMBER 20, 1987.

3    THE INCEPTION  DATES FOR VP INCOME &  GROWTH ARE:  CLASS I, OCTOBER 30,
     1997; CLASS II, MAY 1, 2002; AND CLASS III, JUNE 26, 2002.

AVERAGE ANNUAL TOTAL RETURNS - DECEMBER 31, 2003

FUND                       1 YEAR        5 YEARS     10 YEARS     FROM INCEPTION

--------------------------------------------------------------------------------
VP INTERNATIONAL(1)

   Class I                 24.51%       -0.85%       N/A          5.29%

   Class II                24.36%        N/A         N/A         -3.87%

   Class III               24.51%        N/A         N/A          0.62%
--------------------------------------------------------------------------------
VP ULTRA(2)

   Class I                 24.90%        N/A         N/A         -3.08%

   Class II                24.80%        N/A         N/A          0.05%

   Class III               24.93%        N/A         N/A          0.72%

--------------------------------------------------------------------------------
VP VALUE(3)

   Class I                 28.96%        8.29%       N/A         10.89%

   Class II                28.81%        N/A         N/A          6.51%

   Class III               28.96%        N/A         N/A          8.27%

--------------------------------------------------------------------------------
VP VISTA

   Class I                 42.21%        N/A         N/A          6.81%(4)
--------------------------------------------------------------------------------

1    THE INCEPTION DATES FOR VP  INTERNATIONAL  ARE: CLASS I, MAY 1, 1994; CLASS
     II, AUGUST 15, 2001; AND CLASS III, MAY 2, 2002.

2    THE INCEPTION  DATES FOR VP ULTRA ARE: CLASS I, MAY 1, 2001;  CLASS II, MAY
     1, 2002; AND CLASS III, MAY 13, 2002.

3    THE  INCEPTION  DATES FOR VP VALUE  ARE:  CLASS I, MAY 1,  1996;  CLASS II,
     AUGUST 14, 2001; AND CLASS III, MAY 6, 2002.

4    THE INCEPTION DATE FOR THE FUND'S CLASS I IS OCTOBER 5, 2001.

In addition to average annual total returns,  each fund may quote  unaveraged or cumulative total returns  reflecting the simple change in value of an investment over a stated  period,  including  periods  other  than one,  five and 10 years.
Average annual and  cumulative  total returns may be quoted as percentages or as dollar  amounts  and may be  calculated  for a single  investment,  a series  of investments,  or a series of redemptions over any time period. Total returns may be broken down into their  components of income and capital  (including  capital gains and  changes  in share  price) to  illustrate  the  relationship  of these factors and their contributions to total return.

Yield is calculated by adding over a 30-day (or  one-month)  period all interest and  dividend  income (net of fund  expenses)  calculated  on each day's  market values,  dividing  this sum by the  average  number of fund  shares  outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or  one-month)  period.  The  percentage is then annualized. Capital gains and losses are not included in the calculation.

The following table sets forth yield quotations  pursuant to computation methods prescribed by the SEC for the fixed-income portion of Class I of VP Balanced for the 30-day period ended December 31, 2003, the last day of the fiscal year.

FUND                                        30-DAY SEC YIELD
VP Balanced (fixed-income portion)          1.47%

The funds also may elect to advertise cumulative total return.  Cumulative total return is calculated by dividing a fund's net asset value at the end of a stated
period  (including the  reinvestment of dividends) by the fund's net asset value at the beginning of the stated  period and  subtracting  1. The following  table shows the cumulative  total return for the funds since their respective dates of inception (as noted) through December 31, 2003. VP Global Growth,  VP Growth, VP
Large Company Value, VP Mid Cap Value and VP International  Class IV were not in operation during the fiscal year ended December 31, 2003.

                             CUMULATIVE TOTAL            DATE OF
FUND                      RETURN SINCE INCEPTION        INCEPTION

--------------------------------------------------------------------------------
VP BALANCED

   Class I                       160.01%                05/01/1991

--------------------------------------------------------------------------------
VP CAPITAL APPRECIATION

   Class I                       195.58%                11/20/1987

--------------------------------------------------------------------------------
VP INCOME & GROWTH

   Class I                        37.90%                10/30/1997

   Class II                        6.97%                05/01/2002

   Class III                      18.55%                06/26/2002

--------------------------------------------------------------------------------
VP INTERNATIONAL

   Class I                        64.62%                05/01/1994

   Class II                       -8.96%                08/15/2001

   Class III                       1.04%                05/02/2002

--------------------------------------------------------------------------------
VP ULTRA

   Class I                        -8.00%                05/01/2001

   Class II                        0.09%                05/01/2002

   Class III                       1.17%                05/13/2002

--------------------------------------------------------------------------------
VP VALUE

   Class I                       120.97%                05/01/1996

   Class II                       16.21%                08/14/2001

   Class III                      14.05%                05/06/2002

--------------------------------------------------------------------------------
VP VISTA

   Class I                        15.90%                10/05/2001

Performance  figures  advertised by the funds should not be used for comparative purposes because such figures will not include charges and deductions imposed by the insurance  company  separate  account under the variable annuity or variable life insurance contracts.

ADDITIONAL PERFORMANCE COMPARISONS

The funds'  performance  may be compared  with the  performance  of other mutual funds  tracked by mutual  fund rating  services or with other  indices of market performance.  This may include comparisons with funds that are sold with a sales charge or deferred  sales charge.  Sources of economic data that may be used for such comparisons may include,  but are not limited to: U.S.  Treasury bill, note and bond yields,  money market fund yields,  U.S. government debt and percentage held by  foreigners,  the U.S. money supply,  net free  reserves,  and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated  corporate securities
(source:  Bloomberg  Financial  Markets);  yield curves for AAA-rated,  tax-free municipal  securities  (source:  Telerate);  yield curves for foreign government securities  (sources:  Bloomberg  Financial  Markets and Data Resources,  Inc.);
total returns on foreign bonds (source:  J.P. Morgan Securities  Inc.);  various
U.S.  and  foreign  government  reports;  the junk  bond  market  (source:  Data
Resources,  Inc.); the CRB Futures Index (source:  Commodity Index Report);  the price of gold (sources:  London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category  tracked by Lipper,  Inc. or
Morningstar,   Inc.;  mutual  fund  rankings  published  in  major,   nationally
distributed  periodicals;  data provided by the  Investment  Company  Institute;
Ibbotson Associates,  Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers  and magazines  furnished by third  parties to illustrate  historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From  time to  time,  the  funds  may,  in  addition  to any  other  permissible information,  include the  following  types of  information  in  advertisements, supplemental sales literature and reports to shareholders:

(1)  discussions  of  general  economic  or  financial  principles  (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends;

(3)  presentations of statistical data to supplement such discussions;

(4)  descriptions of past or anticipated  portfolio  holdings for one or more of the funds;

(5)  descriptions of investment strategies for one or more of the funds;

(6)  descriptions  or  comparisons of various  savings and  investment  products
     (including,  but not limited to, qualified  retirement plans and individual stocks and bonds), which may or may not include the funds;

(7)  comparisons  of  investment  products  (including  the funds) with relevant market or industry indices or other appropriate benchmarks;

(8)  discussions of fund rankings or ratings by recognized rating organizations;
     and

(9)  testimonials describing the experience of persons that have invested in one or more of the funds.

The  funds  also may  include  calculations,  such as  hypothetical  compounding examples,  which describe  hypothetical  investment  results.  Such  performance examples will be based on an express set of  assumptions  and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant  to the  Multiple  Class Plan,  the  corporation  may issue  additional classes of existing funds or introduce new funds with multiple classes available for  purchase.  To the  extent a new  class is added to an  existing  fund,  the advisor may, in compliance with SEC and NASD rules,  regulations and guidelines, market the new class of shares using the historical  performance  information of the original class of shares.  When quoting  performance  information  for a new class of shares for periods prior to the first full quarter after inception, the original class'  performance will be restated to reflect the expenses of the new class and for  periods  after the first full  quarter  after  inception,  actual performance of the new class will be used.

FINANCIAL STATEMENTS

The  financial  statements  have been  audited by  Deloitte  &  Touche  LLP, independent  auditors.  Their  Independent  Auditors'  Report and the  financial statements  included  in the funds'  Annual  Reports  for the fiscal  year ended
December 31, 2003 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  Prospectuses,  some of the funds may invest in fixed-income securities.  Those investments,  however,  are subject to certain credit quality restrictions,  as noted in the  Prospectuses.  The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA            This is the highest rating assigned by S&P to a debt  obligation.
               It  indicates an  extremely  strong  capacity to pay interest and repay principal.

AA             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A              Debt  rated A has a strong  capacity  to pay  interest  and repay principal,  although  it is  somewhat  more  susceptible  to  the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

BBB            Debt rated in this  category  is  regarded  as having an adequate capacity to pay interest and repay  principal.  While it normally
               exhibits  adequate   protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated  categories.  Debt rated below
               BBB   is    regarded    as   having    significant    speculative
               characteristics.

BB             Debt rated in this category has less near-term  vulnerability  to default than other speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business, financial, or economic  conditions that could lead to inadequate capacity to meet timely interest and principal  payments.  The BB rating also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.

B              Debt rated in this category is more vulnerable to nonpayment than obligations  rated `BB',  but  currently  has the capacity to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC            Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions  to meet timely  payment of interest and  repayment of principal.  In the  event  of  adverse  business,  financial,  or economic conditions, it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.

CC             Debt rated in this  category is currently  highly  vulnerable  to
               nonpayment.   This  rating  category  is  also  applied  to  debt
               subordinated to senior debt that is assigned an actual or implied
               CCC rating.

C              The rating C typically is applied to debt  subordinated to senior debt,  and  is  currently  highly  vulnerable  to  nonpayment  of interest  and  principal.  This  rating  may be used  to  cover a situation  where a bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.

D              Debt rated in this  category is in  default.  This rating is used when interest  payments or principal  repayments  are not made on the date due even if the applicable grace period has not expired, unless S&P believes  that such  payments will be made during such grace  period.  It  also  will  be  used  upon  the  filing  of a bankruptcy  petition  for the taking of a similar  action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa            This  is  the  highest  rating  assigned  by  Moody's  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.

Aa             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues  only  in a small  degree.  Together  with  Aaa  debt,  it comprises what are generally known as high-grade bonds.

A              Debt rated in this category  possesses many favorable  investment attributes  and is to be considered as  upper-medium-grade  debt.
               Although  capacity  to  pay  interest  and  repay  principal  are considered  adequate,  it is  somewhat  more  susceptible  to the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

Baa            Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay principal.
               While  it  normally  exhibits  adequate  protection   parameters,
               adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and repay
               principal  for  debt  in  this  category  than  in   higher-rated
               categories.   Debt  rated   below  Baa  is   regarded  as  having
               significant speculative characteristics.

Ba             Debt rated Ba has less  near-term  vulnerability  to default than
               other  speculative  issues.   However,  it  faces  major  ongoing
               uncertainties  or  exposure  to adverse  business,  financial  or economic  conditions  that could lead to  inadequate  capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B              Debt  rated  B  has  a  greater  vulnerability  to  default,  but
               currently  has  the  capacity  to  meet  financial   commitments.
               Assurance of interest and principal payments or of maintenance of other terms of the  contract  over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.

Caa            Debt rated Caa is of poor standing,  has a currently identifiable
               vulnerability  to  default,   and  is  dependent  upon  favorable
               business,  financial  and  economic  conditions  to  meet  timely payment of interest and repayment of  principal.  In the event of adverse  business,  financial or economic  conditions,  it is not likely to have the capacity to pay interest and repay  principal.
               Such issues may be in default or there may be present elements of danger with respect to  principal or interest.  The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implies B or B3 rating.

Ca             Debt  rated  in this  category  represent  obligations  that  are speculative  in a high  degree.  Such debt is often in default or has other marked shortcomings.

C              This is the lowest rating  assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.

FITCH, INC.

AAA            Debt rated in this category has the lowest  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA             Debt rated in this category has a very low  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is very  strong  and not  significantly  vulnerable  to  foreseeable events.

A              Debt rated in this category has a low expectation of credit risk.
               Capacity for timely  payment of financial  commitments is strong, but may be more  vulnerable  to  changes in  circumstances  or in economic conditions than debt rated in higher categories.

BBB            Debt rated in this category  currently has a low  expectation  of credit  risk and an  adequate  capacity  for  timely  payment  of financial commitments.  However, adverse changes in circumstances and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment grade category.

BB             Debt  rated in this  category  has a  possibility  of  developing credit  risk,  particularly  as the  result of  adverse  economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B              Debt rated in this category has  significant  credit risk,  but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued  debt service  payments is contingent upon a sustained,  favorable  business and economic environment.

FITCH, INC.

CCC,CC,C       Debt  rated  in  these  categories  has a  real  possibility  for default.  Capacity  for  meeting  financial  commitments  depends
               solely   upon   sustained,   favorable   business   or   economic
               developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

DDD,DD,D       The ratings of  obligations  in this  category are based on their
               prospects   for   achieving   partial  or  full   recovery  in  a
               reorganization  or  liquidation  of the obligor.  While  expected recovery  values are highly  speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.
               `DDD' obligations have the highest potential for recovery, around
               90%- 100% of  outstanding  amounts  and  accrued  interest.  `DD'
               indicates  potential  recoveries  in the range of 50%-90% and `D'
               the lowest recovery potential, i.e., below 50%.

               Entities  rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for  resumption of  performance  or continued  operation  with or without a formal reorganization process.  Entities rated `DD' and
               `D'  are  generally   undergoing  a  formal   reorganization   or
               liquidation  process;  those  rated  `DD' are likely to satisfy a higher portion of their outstanding  obligations,  while entities rated `D' have a poor prospect of repaying all obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS

S&P      MOODY'S          DESCRIPTION

A-1      Prime-1          This indicates that the degree of safety regarding
         (P-1)            timely payment is strong. Standard & Poor's rates
                          those issues determined to possess extremely strong
                          safety characteristics as A-1+.

A-2      Prime-2          Capacity for timely payment on commercial paper is
         (P-2)            satisfactory, but the relative degree of safety is
                          not as high as for issues designated A-1. Earnings
                          trends and coverage ratios, while sound, will be more
                          subject to variation. Capitalization degree of
                          characteristics, while still appropriated, may be more
                          affected by degree of external conditions. Ample
                          alternate degree of liquidity is maintained.

A-3      Prime-3          Satisfactory capacity for timely repayment. Issues
         (P-3)            that carry this rating are somewhat more vulnerable to
                          the adverse changes in circumstances than obligations
                          carrying the higher designations.

NOTE RATINGS

S&P      MOODY'S           DESCRIPTION

SP-1     MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                           protection from established cash flows of
                           funds for their servicing or from established and
                           broad-based access to the market for refinancing,
                           or both.

SP-2     MIG-2; VMIG-2     Notes are of high quality with margins of protection
                           ample, although not so large as in the preceding group.

SP-3     MIG-3; VMIG-3     Notes are of favorable quality with all security
                           elements accounted for, but lacking the undeniable
                           strength of the preceding grades. Market access for
                           refinancing, in particular, is likely to be less
                           well-established.

SP-4     MIG-4; VMIG-4     Notes are of adequate quality, carrying specific risk
                           but having protection and not distinctly or
                           predominantly speculative.

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can  receive a free  copy of the  annual  and  semiannual  reports,  and ask questions about the funds and your accounts, by contacting the insurance company from  which  you  purchased  the fund or  American  Century  at the  address  or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      o EDGAR database at www.sec.gov

                     o By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

Investment Company Act File No. 811-5188

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786

INVESTMENT PROFESSIONAL
SERVICE REPRESENTATIVE
1-800-378-9878 or 816-531-5575

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-4360

SH-SAI-33441     0405

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

PART C    OTHER INFORMATION

Item 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a)  (1) Articles of  Incorporation  of TCI Portfolios,  Inc. dated June 3,
1987 (filed electronically as Exhibit 1.1 to Post-Effective  Amendment No. 17 to
the  Registration  Statement of the  Registrant  on January 16,  1996,  File No.
33-14567).

          (2) Articles of Amendment of TCI Portfolios, Inc., dated July 22, 1988
(filed  electronically as Exhibit 1.2 to Post-Effective  Amendment No. 17 to the
Registration  Statement  of  the  Registrant  on  January  16,  1996,  File  No.
33-14567).

          (3) Articles of Amendment of TCI  Portfolios,  Inc.,  dated August 10,
1993 (filed electronically as Exhibit 1.3 to Post-Effective  Amendment No. 17 to
the  Registration  Statement of the  Registrant  on January 16,  1996,  File No.
33-14567).

          (4) Articles Supplementary of TCI Portfolios, Inc., dated November 30,
1992 (filed electronically as Exhibit 1.4 to Post-Effective  Amendment No. 18 to
the  Registration  Statement  of the  Registrant  on March  20,  1996,  File No.
33-14567).

          (5) Articles  Supplementary  of TCI Portfolios,  Inc., dated April 24,
1995 (filed electronically as Exhibit 1.5 to Post-Effective  Amendment No. 18 to
the  Registration  Statement  of the  Registrant  on March  20,  1996,  File No.
33-14567).

          (6) Articles  Supplementary  of TCI Portfolios,  Inc., dated March 11,
1996 (filed electronically as Exhibit 1.6 to Post-Effective  Amendment No. 19 to
the  Registration  Statement of the  Registrant on September 27, 1996,  File No.
33-14567).

          (7) Articles of Amendment of TCI Portfolios, Inc., dated April 1, 1997
(filed  electronically as Exhibit 1.7 to Post-Effective  Amendment No. 20 to the
Registration Statement of the Registrant on April 28, 1997, File No. 33-14567).

          (8) Articles  Supplementary of American  Century Variable  Portfolios,
Inc., dated May 1, 1997 (filed  electronically  as Exhibit 1.8 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 28,
1997, File No. 33-14567).

          (9) Articles  Supplementary of American  Century Variable  Portfolios,
Inc., dated July 28, 1997 (filed electronically as Exhibit 1.9 to Post-Effective
Amendment No. 23 to the  Registration  Statement of the  Registrant on April 27,
1998, File No. 33-14567).

          (10) Articles  Supplementary of American Century Variable  Portfolios,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a10  to
Post-Effective  Amendment No. 25 to the Registration Statement of the Registrant
on March 17, 1999, File No. 33-14567).

          (11) Articles  Supplementary of American Century Variable  Portfolios,
Inc.,  dated  October  12,  2000  (filed   electronically   as  Exhibit  a11  to
Post-Effective  Amendment No. 29 to the Registration Statement of the Registrant
on December 1, 2000, File No. 33-14567).

          (12) Articles  Supplementary of American Century Variable  Portfolios,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a12 to Post-Effective
Amendment  No. 31 to the  Registration  Statement of the  Registrant  on June 1,
2001, File No. 33-14567).

          (13) Articles  Supplementary of American Century Variable  Portfolios,
Inc., dated March 6, 2002 (filed electronically as Exhibit a13 to Post-Effective
Amendment No. 35 to the  Registration  Statement of the  Registrant on April 12,
2002, File No. 33-14567).

          (14) Articles  Supplementary of American Century Variable  Portfolios,
Inc.,  dated  December  17,  2002  (filed   electronically  as  Exhibit  a14  to
Post-Effective  Amendment No. 36 to the Registration Statement of the Registrant
on January 27, 2003, File No. 33-14567).

          (15) Articles  Supplementary of American Century Variable  Portfolios,
Inc., dated January 15, 2004 is included herein.

     (b)  (1)  Amended  and  Restated  By-Laws of TCI  Portfolios,  Inc.,  dated
November 23, 1991 (filed electronically as Exhibit 2 to Post-Effective Amendment
No. 17 to the Registration Statement of the Registrant on January 16, 1996, File
No. 33-14567).

          (2)  Amendment  to Amended and  Restated  By-Laws of American  Century
Variable  Portfolios,  Inc.,  dated November 22, 1997 (filed  electronically  as
Exhibit b2 to Post-Effective  Amendment No. 24 to the Registration  Statement of
the Registrant on January 15, 1999, File No. 33-14567).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  Fifth,  Article  Seventh  and Article  Eighth of  Registrant's
Articles of Incorporation,  appearing as Exhibit 1.1 to Post-Effective Amendment
No.  17 on Form  N-1A of the  Registrant,  and  Article  Fifth  of  Registrant's
Articles of Amendment,  appearing as Exhibit 1.3 to Post-Effective Amendment No.
17 on Form N-1A of the Registrant; and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22,
25, 30, 31, 33, 39, ,40, 45 and 46 of Registrant's  Amended and Restated By-Laws
appearing as Exhibit 2 to  Post-Effective  Amendment  No. 17 on Form N-1A of the
Registrant,  and Sections 25, 32 & 32 of Registrant's  By-Laws  appearing as
Exhibit 2.2 to Post-Effective Amendment No. 23 on Form N-1A of the Registrant.

     (d)  (1) Management Agreement between American Century Variable Portfolios,
Inc. and American Century Investment  Management,  Inc., dated November 16, 1998
(filed  electronically  as Exhibit d to  Post-Effective  Amendment No. 24 to the
Registration Statement on January 15, 1999, File No. 33-14567).

          (2) Addendum to the  Management  Agreement  between  American  Century
Variable  Portfolios,  Inc. and American Century  Investment  Management,  Inc.,
dated  December 1, 2000 (filed  electronically  as Exhibit d2 to  Post-Effective
Amendment No. 30 to the  Registration  Statement of the  Registrant on April 12,
2001, File No. 33-14567).

          (3) Addendum to the  Management  Agreement  between  American  Century
Variable  Portfolios,  Inc. and American Century  Investment  Management,  Inc.,
dated June 18,  2001  (filed  electronically  as  Exhibit  d3 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement of the  Registrant on July 16,
2001, File No. 33-14567).

          (4) Addendum to the  Management  Agreement  between  American  Century
Variable  Portfolios,  Inc., and American Century Investment  Management,  Inc.,
dated  March 6,  2002,(filed  electronically  as  Exhibit  d4 to  Post-Effective
Amendment No. 35 to the  Registration  Statement of the  Registrant on April 12,
2002, File No. 33-14567).

          (5) Addendum to the  Management  Agreement  between  American  Century
Variable  Portfolios,  Inc., and American Century Investment  Management,  Inc.,
dated December 31, 2002 (filed  electronically  as Exhibit d5 to  Post-Effective
Amendment No. 36 to the Registration  Statement of the Registrant on January 27,
2003, File No. 33-14567).

          (6)  Amendment  No. 1 to the  Management  Agreement  between  American
Century Variable Portfolios,  Inc., and American Century Investment  Management,
Inc., dated August 1, 2003 is included herein.

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated September 3, 2002 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  e2  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement of American  Century  Variable  Portfolios  II, Inc., on
December 20, 2002, File No. 333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century  Investment  Services,  Inc., dated August 29, 2003 (filed electronically  as  Exhibit  e3  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
August 28, 2003, File No. 33-79482).

     (f)  Not applicable.

     (g)  (1) Global Custody  Agreement between The Chase Manhattan Bank and the
Twentieth Century and Benham Funds,  dated August 9, 1996 (filed  electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration Statement of
American  Century  Government  Income  Trust,  on  February  7,  1997,  File No.
2-99222).

          (2) Amendment to Global Custody  Agreement between The Chase Manhattan
Bank and the Twentieth  Century and Benham Funds,  dated December 9, 2000 (filed
electronically   as  Exhibit  g2  to  Pre-Effective   Amendment  No.  2  to  the
Registration  Statement of American  Century  Variable  Portfolios  II, Inc., on
January 9, 2001, File No. 333-46922).

          (3) Master Agreement by and between Twentieth Century Services,  Inc., and Commerce Bank, N.A, dated January 22, 1997 (filed  electronically as Exhibit
8e to Post-Effective  Amendment No. 76 to the Registration Statement of American
Century Mutual Funds, Inc. on February 28, 1997, File No. 32-14213).

     (h)  (1)  Transfer  Agency  Agreement  between  TCI  Portfolios,  Inc.  and
Twentieth  Century  Services,  Inc.,  (formerly J.E.  Stowers & Company),  dated
October 15, 1987 (filed electronically as Exhibit 9 to Post- Effective Amendment
No. 19 to the  Registration  Statement of the  Registrant on September 27, 1996,
File No. 33-14567).

          (2) Credit Agreement with The Chase Manhattan Bank, as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target Maturities Trust on January 30, 2004, File No. 2-94608).

          (3) Customer  Identification  Program Reliance Agreement dated October
1, 2003 (filed electronically as Exhibit h10 to Post-Effective  Amendment No. 40
to the Registration  Statement of American Century  Municipal Trust on September
30, 2003, File No. 2-91229).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of Deloitte & Touche LLP (to be filed by amendment).

          (2) Power of Attorney dated November 15, 2002 (filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 99 to the Registration  Statement on
Form N-1A of American Century Mutual Funds, Inc., on December 17, 2002, File No.
2-14213).

          (3) Power of Attorney dated November 15, 2002 (filed electronically as
Exhibit j3 to Post-Effective  Amendment No. 103 to the Registration Statement on
Form N-1A of American Century Mutual Funds,  Inc., on December 1, 2003, File No.
2-14213).

          (4)   Secretary's   Certificate,   dated   November  25,  2002  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  99  to  the
Registration  Statement of American Century Mutual Funds,  Inc., on December 17,
2002, File No. 2-14213).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Class II  Master  Distribution  Plan  dated  May 18,  2001  (filed electronically  as  Exhibit  m1  to  Post-Effective  Amendment  No.  32  to  the
Registration Statement of the Registrant on July 16, 2001, File No. 33-14567).

          (2)  Amendment  No. 1 to  Class  II  Master  Distribution  Plan  dated
December 31, 2002 (filed as Exhibit m2 to Post-Effective  Amendment No. 4 to the
Registration  Statement of American Century  Variable  Portfolios II, Inc., File
No. 333-46922, filed on December 20, 2002).

     (n)  (1) Multiple  Class Plan dated May 18, 2001 (filed  electronically  as
Exhibit n1 to Post-Effective  Amendment No. 32 to the Registration  Statement of
the Registrant on July 16, 2001, File No. 33-14567).

          (2) Amendment No. 1 to Multiple  Class Plan dated March 6, 2002 (filed electronically  as  Exhibit  n2  to  Post-Effective  Amendment  No.  35  to  the
Registration Statement of the Registrant on April 12, 2002, File No. 33-14567).

          (3)  Amendment  No. 2 to Multiple  Class Plan dated  December 31, 2002
(filed  electronically as Exhibit n3 to  Post-Effective  Amendment No. 36 to the
Registration  Statement  of  the  Registrant  on  January  27,  2003,  File  No.
33-14567).

     (o)  Not applicable.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 35 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 17,
2002, File No. 2-82734).

Item 24.  Persons  Controlled by or Under Common  Control with  Registrant - Not applicable.

Item 25.  Indemnification.

          The  Registrant  is a  Maryland  corporation.  Section  2-418  of  the
Maryland General Corporation Law allows a Maryland  corporation to indemnify its officers,  directors,  employees  and  agents  to the  extent  provided  in such statute.

          Article XIII of the Registrant's  Amended  Articles of  Incorporation,
requires the  indemnification of the Registrant's  directors and officers to the extent permitted by Section 2-418 of the Maryland  General  Corporation Law, the
Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain  liabilities which such officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor.

          American Century Investment Management,  Inc., the investment advisor, is engaged in the business of managing  investments  for  registered  investment companies, deferred compensation plans and other institutional investors.

Item 27.   Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

          ACIS is registered  with the Securities  and Exchange  Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

          (b) The following is a list of the executive officers and directors of
ACIS:

Name and Principal         Positions and Offices         Positions and Offices
Business Address*            with Underwriter               with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.     Chairman and Director              Chairman
                                                             and Director

James E. Stowers III      Co-Chairman and Director           Director

William M. Lyons          President                          President
                          Chief Executive
                          Officer, and Director

Robert T. Jackson         Executive Vice President           Executive Vice
                          Chief Financial Officer            President
                          and Chief Accounting Officer

Joseph Greene             Senior Vice President              none

Brian Jeter               Senior Vice President              none

Mark Killen               Senior Vice President              none

David C. Tucker           Senior Vice President              Senior Vice
                          and General Counsel                President

Dave Larrabee             Senior Vice President              none

Barry Mayhew              Senior Vice President              none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

         (c) Not applicable.

Item 28. Location of Accounts and Records.

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29. Management Services - Not applicable.

Item 30. Undertakings - Not applicable.

                                   SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the
Registrant  has  duly  caused  this  Post-Effective  Amendment  No.  38 to  this
Registration  Statement  to be signed on its  behalf  by the  undersigned,  duly authorized,  in the City of Kansas City, and State of Missouri,  on the 11th day
of February, 2004.

                           American Century Variable Portfolios, Inc.
                           (Registrant)

                           By: /*/ William M. Lyons
                               -----------------------------------------
                               President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 38 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                          Title                         Date

*William M. Lyons              President and,             February 11, 2004
-------------------------      and Principal Executive
William M. Lyons               Officer

*Maryanne Roepke               Senior Vice President,     February 11, 2004
-------------------------      Treasurer and Chief
Maryanne Roepke                Accounting Officer

*James E. Stowers, Jr.         Chairman of the Board      February 11, 2004
-------------------------      and Director
James E. Stowers, Jr.

*James E. Stowers III          Director                   February 11, 2004
-------------------------
James E. Stowers III

*Thomas A. Brown               Director                   February 11, 2004
-------------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.         Director                   February 11, 2004
-------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock              Director                   February 11, 2004
-------------------------
D. D. (Del) Hock

*Donald H. Pratt               Director                   February 11, 2004
-------------------------
Donald H. Pratt

*Gale E. Sayers                Director                   February 11, 2004
-------------------------
Gale E. Sayers

*M. Jeannine Strandjord        Director                   February 11, 2004
-------------------------
M. Jeannine Strandjord

*Timothy S. Webster            Director                   February 11, 2004
-------------------------
Timothy S. Webster

*By /s/ Charles A. Etherington
    -------------------------------
    Charles A. Etherington
    Attorney-in-Fact (pursuant to Powers of Attorney dated November 15, 2002)